Goldman Sachs Funds

TAX-FREE FUNDS

Semiannual Report April 30, 2001

R
SCHOO
INTERSTATE

High current income potential

from portfolios that invest primarily

in municipal securities.

Goldman Sachs

G O L D M A N  S A C H S  T A X - F R E E  F U N D S

Market Review

Dear Shareholder:

During the period under review, fixed income securities generally posted strong results. Overall, this was in sharp contrast to the negative returns generated by the global equity markets.

The U.S. Economy Stumbles

In our last report to shareholders, we pointed out that economic growth in the US was beginning to moderate. Since that time, we’ve seen economic activity decline sharply. By the fourth quarter of 2000, many financial and economic indicators suggested an increasing probability of a recession. The most significant signs of moderation included weak production data, higher unemployment claims, and lower consumer confidence. This triggered the Federal Reserve Board (the “Fed”) to switch gears and officially move from a “tightening” to an “easing” bias.

In January 2001, the Fed began aggressively taking steps to ward off a recession — beginning with an unexpected 50 basis point interest rate cut on January 3rd, between its regularly scheduled meeting. The Fed followed up with three additional 50 basis point cuts during the reporting period, the last of which was another inter-meeting move in mid-April. This series of four rate cuts in less than four months, constituting 200 basis points in total, demonstrates the Fed’s willingness to stimulate economic growth.

The Bond Market Excels

During most of the reporting period, bond prices in general rose, as the Fed’s interest rate cuts created a favorable tone for most spread products. The growing demand for bonds was also a positive, as many investors abandoned the faltering stock market in favor of these fixed income markets. One of the few fixed income sectors of the market that initially faltered was lower rated corporate bonds. While these issues later rebounded, higher quality issues performed well throughout the period, with less volatility than corporate spreads.

As always, we appreciate your support and we look forward to serving your investment needs in the years to come.

Sincerely,

David B. Ford Co-Head, Goldman Sachs Asset Management	David W. Blood Co-Head, Goldman Sachs Asset Management
May 9, 2001

G O L D M A N  S A C H S  T A X - F R E E  F U N D S

What Distinguishes Goldman Sachs’
Fixed Income Investing Process?

At Goldman Sachs Asset Management, the goal of our fixed income investment process is to provide consistent, strong performance by actively managing our portfolios within a research-intensive, risk-managed framework.

A key element of our fixed income investment philosophy is to evaluate the broadest global opportunity set in order to capture relative value across sectors and instruments. Our globally integrated investment process involves managing dynamically along the risk/return spectrum, as we continue to develop value-added strategies through:

Assess relative value among sectors (such as mortgages and corporates) and sub-sectors Leverage the vast resources of Goldman Sachs in selecting securities for each portfolio

Team approach to decision making Manage risk by avoiding significant sector and interest rate bets Careful management of yield curve strategies — while closely managing portfolio duration

Fixed Income portfolios that:

  Include domestic and global investment options, tax-free income opportunities, and access to areas of specialization such as high yield
  Capitalize on Goldman Sachs’ industry renowned credit research capabilities
  Use a risk-managed framework to seek total return, recognizing the importance of investors’ capital accumulation goals as well as their need for income

F U N D  B A S I C S

Short Duration Tax-Free Fund
as of April 30, 2001

P E R F O R M A N C E R E V I E W

October 31, 2000– April 30, 2001	Fund Total Return (based on NAV)[1]	30-Day Taxable Equivalent Yield[2]	30-Day Standardized Yield[3]	Lehman 3-Year Muni Bond Index[4]

Class A	3.43%	6.31%	3.81%	4.04%
Class B	3.02	5.45	3.29	4.04
Class C	2.94	5.22	3.15	4.04
Institutional	3.53	7.10	4.29	4.04
Service	3.28	6.29	3.80	4.04

[1] The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of net shares outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions.
[2] The Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-day Standardized Yield by 1 minus the highest 2000 federal income tax rate of 39.6%.
[3] The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
[4] The Lehman Brothers 3-Year Municipal Bond Index does not reflect any fees or expenses. Investors cannot invest directly in the Index.

S T A N D A R D I Z E D T O T A L R E T U R N S 5

For the period ending 3/31/01	Class A	Class B	Class C	Institutional	Service

One Year	4.25%	3.67%	4.65%	6.79%	6.27%
Five Years	N/A	N/A	N/A	4.56	4.00
Since Inception	3.76	3.64	3.26	4.38	4.10
	(5/1/97)	(5/1/97)	(8/15/97)	(10/1/92)	(9/20/94)

[5] The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 2% for Class A shares, the assumed deferred sales charge for Class B shares (2% maximum declining to 0% after three years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve sales charges, such charges have not been applied to their Standardized Total Returns.
Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced.

P O R T F O L I O C O M P O S I T I O N A S O F 4 / 3 0 / 0 1 [6]

Sector Allocation				Credit Allocation

Revenue Bonds		34.0%		AAA	50.0%
General Obligations		20.0		AA	21.0
Pre-refunded		23.0		A	14.0
Insured Revenue Bonds		21.0		BBB	15.0*
Variable Rate Demand Note		2.0

[6] The Fund is actively managed and, as such, its composition may differ over time. Figures represent a percentage of total portfolio investments that have settled and include an offset to cash equivalents relating to all unsettled trades and, therefore, may not sum to 100%.
*Note: Reflects NRSRO (nationally recognized statistical rating organization) rating or internal rating if not rated.

P O R T F O L I O  R E S U L T S

Short Duration Tax-Free Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Short Duration Tax-Free Fund for the six-month period that ended April 30, 2001.

Performance Review

Over the six-month reporting period that ended April 30, 2001, the Fund’s A, B, C, Institutional and Service share classes generated total cumulative returns, at net asset value, of 3.43%, 3.02%, 2.94%, 3.53% and 3.28%, respectively. Over the same time period, the Fund’s benchmark, the Lehman Brothers Three-Year Municipal Bond Index, generated a cumulative total return of 4.04%.

Municipal Market Performance

The municipal market rallied along with other fixed income instruments throughout much of the reporting period. This was largely due to the slowing economy and continued volatility in the equity markets, which led the Federal Reserve Board (the “Fed”) to maintain a bias toward an easing monetary policy.

During the fourth quarter, the biggest story was the mismatch between supply and demand. As supply continued its slower pace, demand continued to be strong. As a result of the tremendous rally in high-grades, credit spreads continued to widen during the fourth quarter of 2000, with spreads returning to levels last seen in 1994 and 1996. As expected during a strong market, the high-grade portion of the market was the best performing segment of the municipal market, with high yield bonds lagging.

During the first quarter of 2001, the curve steepened, as yields on bonds maturing from 15- to 30-years remained little changed, while shorter maturities rallied significantly. As supply increased, demand remained strong. With interest rates moving to lower levels, municipalities took advantage by issuing both new money deals and refinancing. Retail investors put substantial cash to work, and mutual fund flows were generally positive. In addition, the volatility in the equity markets resulted in increased investor interest in the municipal sector.

Portfolio Composition

During the reporting period, the Fund’s overall portfolio credit quality remained in the AA range, with an average duration between 2.2 and 2.6 years. Throughout the period, we maintained an overweight in Utility and Healthcare issues. As we trade bonds for the Fund, we intend to continue to executing in a very tax-efficient manner — harvesting losses when available, and avoiding unnecessary capital gains.

P O R T F O L I O  R E S U L T S

Portfolio Highlights

During the period, we were able to maintain the Fund’s dividend, even during the period of falling interest rates. We have worked to decrease the Fund’s volatility during times of fluctuating interest rates, while focusing on bonds that are likely to be highly desirable to individual investors.

Portfolio Outlook

We believe the fundamentals in the municipal market continue to paint a positive picture going forward. Overall, supply and demand trends are healthy, with the lone exception possibly being California, due to a large issuance slated for late summer. Other positives are narrowing credit spreads. In addition, potential tax reform does not appear to be a major issue, as the impact for any reform already appears priced into the market. The tax-cut proposals are initially quite limited and phased in over a ten-year period, and there are no proposed changes to the 35% corporate income tax rate. With the corporate tax rate maintained at its former level, the attractiveness of munis will remain the same for corporations, which would potentially limit any significant price deterioration in the asset class. We also believe that municipal securities should continue to have strong demand as we enter into the June/July reinvestment period.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income — Municipal Investment Management Team

May 9, 2001

F U N D  B A S I C S

Municipal Income Fund
as of April 30, 2001

P E R F O R M A N C E R E V I E W

October 31, 2000– April 30, 2001	Fund Total Return (based on NAV)[1]	30-Day Taxable Equivalent Yield[2]	30-Day Standardized Yield[3]	Lehman 15-Year Muni Bond Index[4]	Lehman Aggregate Municipal Bond Index[5]

Class A	4.23%	7.12%	4.30%	4.21%	4.41%
Class B	3.77	6.21	3.75	4.21	4.41
Class C	3.84	6.21	3.75	4.21	4.41
Institutional	4.43	8.13	4.91	4.21	4.41
Service	4.24	N/A	N/A	4.21	4.41

[1] The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of net shares outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions.
[2] The Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-day Standardized Yield by 1 minus the highest 2000 federal income tax rate of 39.6%.
[3] The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
[4] The Lehman Brothers 15-Year Municipal Bond Index is a total return performance benchmark for the 15-year maturity, investment-grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 5,000 municipal bonds, which are priced by Muller Data Corporation. Please note that the benchmark return reflects performance data from the Fund’s first full month of operation (8/1/93), which does not directly correlate with the Fund’s performance since its inception. The Index figures do not reflect any fees or expenses. Investors cannot invest directly in the Index.
[5] The Lehman Brothers Aggregate Municipal Bond Index is unmanaged and does not reflect any fees or expenses. Investors cannot invest directly in the Index. The Lehman Brothers Aggregate Municipal Bond Index is replacing the Lehman Brothers 15 Year Municipal Bond Index as the Municipal Index Fund’s benchmark. The Lehman Brothers Aggregate Municipal Bond Index is a broad-based total return index composed of 8,000 investment grade, fixed rate, and tax exempt issues, with a remaining maturity of at least one year and, in the Investment Adviser’s opinion, is a more appropriate benchmark against which to measure the performance of the Municipal Income Fund.

S T A N D A R D I Z E D T O T A L R E T U R N S [6]

For the period ending 3/31/01	Class A	Class B	Class C	Institutional	Service

One Year	5.20%	4.13%	8.28%	10.59%	10.33%
Five Years	4.94	N/A	N/A	N/A	5.90
Since Inception	4.89	4.91	4.19	5.34	5.51
	(7/20/93)	(5/1/96)	(8/15/97)	(8/15/97)	(7/20/93)[7]

[6]  The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 4.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years), and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve sales charges, such charges have not been applied to their Standardized Total Returns.

[7] Performance data for Service shares prior to 8/15/97 (commencement of operations) is that of Class A shares (excluding the impact of front-end sales charges applicable to Class A shares since Service shares are not subject to any sales charges). Performance of Class A shares in the Fund reflects the expenses applicable to the Fund’s Class A shares. The fees applicable to Service shares are different from those applicable to Class A shares which impact performance ratings and rankings for a class of shares.
Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced.

P O R T F O L I O C O M P O S I T I O N A S O F 4 / 3 0 / 0 1 [8]

Sector Allocation			Credit Allocation

Revenue Bonds		43.0%	AAA		48.0%
Insured Revenue Bonds		33.0	AA		18.0
General Obligations		13.0	A		12.0
Insured General Obligations		6.0	BBB		22.0 *
Variable Rate Demand Note		0.0
Pre-Refunded		5.0

[8]  The Fund is actively managed and, as such, its composition may differ over time. Figures represent a percentage of total portfolio investments that have settled and include an offset to cash equivalents relating to all unsettled trades and, therefore, may not sum to 100%.

* Note: Reflects NRSRO (nationally recognized statistical rating organization) rating or internal rating if not rated.

P O R T F O L I O  R E S U L T S

Municipal Income Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Municipal Income Fund for the six-month period that ended April 30, 2001.

Performance Review

Over the six-month reporting period that ended April 30, 2001, the Fund’s A, B, C, Institutional and Service share classes generated cumulative total returns, at net asset value, of 4.23%, 3.77%, 3.84%, 4.43% and 4.24%, respectively. These returns compare to 4.21% and 4.41%, respectively, generated by the Fund’s benchmarks, the Lehman Brothers 15-Year Municipal Bond Index and Lehman Brothers Aggregate Municipal Bond Index.

Municipal Market Performance

The municipal market rallied along with other fixed income instruments throughout much of the reporting period. This was largely due to the slowing economy and continued volatility in the equity markets, which led the Federal Reserve Board (the “Fed”) to maintain a bias toward an easing monetary policy.

During the fourth quarter, the biggest story was the mismatch between supply and demand. As supply continued its slower pace, demand continued to be strong. As a result of the tremendous rally in high-grades, credit spreads continued to widen during the fourth quarter of 2000, with spreads returning to levels last seen in 1994 and 1996. As expected during a strong market, the high-grade portion of the market was the best performing segment of the municipal market, with high yield bonds lagging.

During the first quarter of 2001, the curve steepened, as yields on bonds maturing from 15- to 30-years remained little changed, while shorter maturities rallied significantly. As supply increased, demand remained strong. With interest rates moving to lower levels, municipalities took advantage by issuing both new money deals and refinancing. Retail investors put substantial cash to work, and mutual fund flows were generally positive. In addition, the volatility in the equity markets resulted in increased investor interest in the municipal sector.

Portfolio Composition

During the reporting period, the Fund’s overall portfolio credit quality remained in the AA range, with an average duration between 7.7 and 7.9 years. Throughout the period, we maintained an overweight in Utility and Healthcare issues. With the very high average credit quality of bonds in the portfolio, we intend to continue seeking opportunities to pick up additional yield when prudent to do so from a research and credit spread perspective.

P O R T F O L I O  R E S U L T S

Portfolio Highlights

With some of the changes mentioned above, we have attempted to refocus the portfolio to be less volatile to interest rate changes, while investing in what we deemed to be “value” opportunities in the market. In doing so, we believe that we significantly improved the Fund’s performance during the second half of the reporting period.

Portfolio Outlook

We believe the fundamentals in the municipal market continue to paint a positive picture going forward. Overall, supply and demand trends are healthy, with the lone exception possibly being California, due to a large issuance slated for late summer. Other positives are narrowing credit spreads. In addition, potential tax reform that does not appear to be a major issue, as the impact of any reform already appears priced into the market. The tax-cut proposals are initially quite limited and phased in over a ten-year period, and there are no proposed changes to the 35% corporate income tax rate. With the corporate tax rate maintained at its former level, the attractiveness of munis will remain the same for corporations, which would potentially limit any significant price deterioration in the asset class. We also believe that municipal securities should continue to have strong demand as we enter into the June/July reinvestment period.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income — Municipal Investment Management Team

May 9, 2001

F U N D  B A S I C S

High Yield Municipal Fund
as of April 30, 2001

P E R F O R M A N C E R E V I E W

October 31, 2000– April 30, 2001	Fund Total Return (based on NAV)[1]	30-Day Taxable Equivalent Yield[2]	30-Day Standardized Yield[3]	Lehman High Yield Municipal Bond Index[4]	Lehman Municipal Bond Index[4]

Class A	4.59%	8.96%	5.41%	2.84%	4.41%
Class B	4.20	8.11	4.90	2.84	4.41
Class C	4.20	8.13	4.91	2.84	4.41
Institutional	4.80	10.07	6.08	2.84	4.41

[1]  The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of net shares outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions.

[2] The Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2000 federal income tax rate of 39.6%.

[3]  The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

[4] The Lehman Brothers High Yield Municipal Bond Index and the Lehman Brothers Municipal Bond Index are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in an Index.

S T A N D A R D I Z E D T O T A L R E T U R N S [5]

For the period ending 3/31/01	Class A		Class B	Class C	Institutional

Since Inception	5.34%		4.22%	8.43%	10.73%
(4/3/00)

[5]  The Standardized Total Returns are average annual returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 4.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years), and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional shares do not involve sales charges, such charges have not been applied to their Standardized Total Returns.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced.

P O R T F O L I O C O M P O S I T I O N A S O F 4 / 3 0 / 0 1 [6]

Sector Allocation				Credit Allocation

Revenue Bonds		88.0%		AAA	10.0%*
Insured Revenue Bonds		6.0		AA	3.0
General Obligations		3.0		A	7.0
Variable Rate Demand Note		2.0		BBB	19.0*
Insured General Obligations		1.0		BB	51.0*
Pre-Refunded		0.0		B	10.0*

[6]  The Fund is actively managed and, as such, its composition may differ over time. Figures represent a percentage of total portfolio investments that have settled and include an offset to cash equivalents relating to all unsettled trades and, therefore, may not sum to 100%.

*Reflects NRSRO (nationally recognized statistical rating organization) rating or internal rating if not rated.

P O R T F O L I O  R E S U L T S

High Yield Municipal Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs High Yield Municipal Fund for the six-month period that ended April 30, 2001.

Performance Review

Over the six-month reporting period that ended April 30, 2001, the Fund’s A, B, C and Institutional shares generated annual total returns, at net asset value, of 4.59%, 4.20%, 4.20%, and 4.80%, respectively. These returns compare to the cumulative total returns of 2.84% and 4.41% generated by the Fund’s benchmarks, the Lehman Brothers High Yield Municipal Bond Index and Lehman Brothers Municipal Bond Index, respectively.

Municipal Market Performance

The municipal market rallied along with other fixed income instruments throughout much of the reporting period. This was largely due to the slowing economy and continued volatility in the equity markets, which led the Federal Reserve Board (the “Fed”) to maintain a bias toward an easing monetary policy.

During the fourth quarter, the biggest story was the mismatch between supply and demand. As supply continued its slower pace, demand continued to be strong. As a result of the tremendous rally in high-grades, credit spreads continued to widen during the fourth quarter of 2000, with spreads returning to levels last seen in 1994 and 1996. As expected during a strong market, the high-grade portion of the market was the best performing segment of the municipal market, with high yield bonds lagging.

During the first quarter of 2001, the curve steepened, as yields on bonds maturing from 15- to 30-years remained little changed, while shorter maturities rallied significantly. As supply increased, demand remained strong. With interest rates moving to lower levels, municipalities took advantage by issuing both new money deals and refinancing. Retail investors put substantial cash to work, and mutual fund flows were generally positive. In addition, the volatility in the equity markets resulted in increased investor interest in the municipal sector.

Investment Objective

The Fund seeks a high level of current income that is exempt from regular federal income tax and may also consider the potential for capital appreciation.

Portfolio Composition

During the reporting period, the Fund’s overall portfolio credit quality remained in the BBB-range, with an average duration around 7.5 years. During much of the period, we overweighted the Fund in the Healthcare, Transportation and Land-Secured, or Special Assessment sectors. We believe these areas offer attractive investment opportunities, while we believe our

P O R T F O L I O  R E S U L T S

fundamental credit research will effectively manage risk. In addition, we generally avoided the three sectors of the market that have come under default pressures, namely multi-family housing projects, assisted living facilities, and non-essential industrial development revenue bonds (i.e. amusement parks, aquariums, etc.).

Portfolio Highlights

Toward the end of the reporting period, credit spreads began to narrow as investors became more comfortable with certain sectors. The best performing sector in the high yield market over the last six months was Healthcare, and the Fund has maintained an overweight in that sector.

The Fund reopened to new investors during the reporting period, as we believed there were significant opportunities in the market. Our ability to accept new investors at advantageous times in the market continues to be a major benefit of the Fund.

Portfolio Outlook

We believe the fundamentals in the municipal market continue to paint a positive picture going forward. Overall, supply and demand trends are healthy, with the lone exception possibly being California, due to a large issuance slated for late summer. Other positives are narrowing credit spreads. In addition, potential tax reform that does not appear to be a major issue, as the impact of any reform already appears priced into the market. The tax-cut proposals are initially quite limited and phased in over a ten-year period, and there are no proposed changes to the 35% corporate income tax rate. With the corporate tax rate maintained at its former level, the attractiveness of munis will remain the same for corporations, which would potentially limit any significant price deterioration in the asset class. We also believe that municipal securities should continue to have strong demand as we enter into the June/July reinvestment period.

The Fund is designed to be opportunistic: unlike typical open-end mutual funds, it will continue to open and close based on attractive market conditions, while offering daily liquidity to existing shareholders.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income — Municipal Investment Management Team

May 9, 2001

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Performance Summary
April 30, 2001 (Unaudited)

The following graph shows the value as of April 30, 2001, of a $10,000 investment made on October 1, 1992 (commencement of operations) in the Institutional shares of the Goldman Sachs Short Duration Tax-Free Fund. For comparative purposes, the performance of the Fund’s benchmark (the Lehman Brothers 3-Year Municipal Bond Index (“Lehman 3-Year Muni Bond Index”)) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A, Class B, Class C and Service shares will vary from the Institutional shares due to differences in fees and loads.

Short Duration Tax-Free Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested October 1, 1992 to April 30, 2001.

Average Annual Total Return through April 30, 2001	Since Inception	Five Years	One Year	Six Months (a)

Class A shares (commenced May 1, 1997)
Excluding sales charges	4.18%	n/a	6.41%	3.43%
Including sales charges	3.67%	n/a	4.29%	1.39%

Class B shares (commenced May 1, 1997)
Excluding contingent deferred sales charges	3.53%	n/a	5.67%	3.02%
Including contingent deferred sales charges	3.53%	n/a	3.60%	0.99%

Class C shares (commenced August 15, 1997)
Excluding contingent deferred sales charges	3.12%	n/a	5.51%	2.94%
Including contingent deferred sales charges	3.12%	n/a	4.48%	1.93%

Institutional shares (commenced October 1, 1992)	4.33%	4.54%	6.84%	3.53%

Service shares (commenced September 20, 1994)	4.02%	3.96%	6.10%	3.28%

(a)	Not annualized.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments
April 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Debt Obligations – 94.1%

Alabama – 1.2%
Alabama 21st Century Authority RB for Tobacco Settlement Revenue Series 2000 (A/Aa1)
$ 600,000	5.25%	12/01/2002	$ 610,788

Arkansas – 1.0%
Arkansas State Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000 (BBB-/Baa3)
$ 510,000	6.10%	02/01/2004	$ 511,214

California – 1.5%
Merced Irrigation District Revenue COPS for Electric Systems Project Series 1998 (AAA/AAA)∧
$ 685,000	5.00%	03/01/2003	$ 716,736

District of Columbia – 1.1%
District of Columbia GO Bonds Series 1993 A (BBB+/Baa1)
$ 350,000	5.50%	06/01/2001	$ 350,378

District of Columbia GO Bonds Prerefunded Series 1993 A (ETM) (AAA)∧
170,000	5.50	06/01/2001	170,303

			$ 520,681

Florida – 4.4%
Florida State Board of Education GO Bonds for Public Education Series 1998 B (AA+/Aa2)
$ 2,000,000	6.00%	06/01/2006	$ 2,180,560

Georgia – 2.1%
Georgia State GO Series 1991 A (ETM) (AAA/Aaa)
$ 1,000,000	6.10%	02/01/2003	$ 1,022,500

Illinois – 11.3%
Chicago Illinois Tax Increment RB for Central Loop Redevelopment Series 2000 A (ACA) (A)
$ 1,000,000	6.50%	12/01/2006	$ 1,067,420

Illinois Educational Facilities Authority RB for Loyola University Chicago Series 1991 A (AAA)
1,500,000	7.00	07/01/2007	1,729,320

Illinois Health Facilities Authority RB for Highland Park Hospital Series A (FGIC) (AAA/Aaa)#
510,000	5.20	10/01/2001	514,029

Illinois Student Assistance Community Student Loan RB Senior Series 2000 TT (Aaa)
1,000,000	4.90	09/01/2002	1,012,890

Metropolitan Pier and Exposition Authority Hospitality Facilities RB for McCormick Place Series 1996 (ETM) (AAA/Aaa)
1,150,000	5.75	07/01/2006	1,211,433

			$ 5,535,092

Indiana – 7.6%
Indiana Health Facilities Financing Authority Hospital RB for Methodist Hospitals Series 1992 (A2)
$ 1,200,000	6.75%	09/15/2009	$ 1,246,668

Marion County Hospital Authority Facility RB for Methodist Hospitals of Indiana Series 1989 (AAA/Aa3)
2,450,000	6.50	09/01/2013	2,475,945

			$ 3,722,613

Principal Amount	Interest Rate	Maturity Date	Value

Debt Obligations – (continued)

Kentucky – 3.0%
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)§
$ 1,775,000	0.00/5.25%	10/01/2007	$ 1,463,842

Louisiana – 3.2%
Louisiana State Correctional Facility Corp. Lease RB Series 1993 (FSA) (AAA/Aaa)
$ 1,500,000	5.60%	12/15/2003	$ 1,573,065

Maryland – 3.3%
Maryland State Health and Higher Educational Facilities Authority RB Series 1997 (A-)#"
$ 1,600,000	5.50%	01/01/2002	$ 1,616,672

Missouri – 7.0%
Cameron Missouri IDA Health Facilities RB for Cameron Community Hospital Series 2000 (ACA) (A)
$ 980,000	5.88%	12/01/2006	$ 1,007,264

St. Louis Missouri Airport RB Series 2000 (BBB-/Baa3)
1,400,000	6.25	01/01/2002	1,419,068

St. Louis Municipal Finance Leasehold RB Series 1993 A (AMBAC) (AAA/Aaa)
1,000,000	5.30	07/15/2002	1,023,650

			$ 3,449,982

Nevada – 1.3%
Nevada Department of Business and Industry Capital Appreciation RB for Las Vegas Monorail Series 2000 (AMBAC) (AAA/Aaa)#
$ 800,000	4.31%	01/01/2007	$ 620,152

New Hampshire – 3.1%
New Hampshire Health and Education Authority Hospital RB Series 2001 (A3)#
$ 750,000	5.25%	10/01/2004	$ 748,575

New Hampshire Higher Educational and Health Facilities Authority RB for Frisbie Memorial Hospital Series 1993 (A3)
750,000	6.13	10/01/2013	748,215

			$ 1,496,790

New Jersey – 8.9%
New Jersey Economic Development Authority RB First Mortgage Keswick Pines Project Series 1993 (AAA/Aaa)∧
$ 1,975,000	8.75%	01/01/2004	$ 2,249,841

New Jersey Transit Corp. RB for Capital GAN Series 2000 B (AMBAC) (AAA/Aaa)
2,000,000	5.50	02/01/2005	2,113,200

			$ 4,363,041

New York – 6.2%
Nassau County GO Bonds Series 2000 F (BBB-/Baa3)
$ 1,000,000	7.00%	03/01/2002	$ 1,027,830
500,000	7.00	03/01/2003	524,255

New York City IDA Civic Facilities RB for Polytechnical University Project (BBB-/Baa3)
200,000	5.10	11/01/2005	205,156
250,000	5.20	11/01/2007	256,332

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Debt Obligations – (continued)

New York (continued)
New York GO Bonds Series 1992 A (A/A2)
$ 1,000,000	6.25%	08/01/2003	$ 1,047,250

			$ 3,060,823

North Carolina – 1.0%
North Carolina Municipal Power Agency RB for No.1 Catawba Electric Revenue Series 1992 (BBB+/Baa1)
$ 480,000	5.90%	01/01/2003	$ 490,915

Ohio – 9.5%
Ohio Air Quality Development Authority RB for Ohio Edison Co. Series 1999 C (BB-/Baa2)#
$ 1,000,000	5.80%	12/01/2004	$ 1,027,840

Ohio GO Bonds for Higher Educational Capital Facilities Series 2000 A (AA+/Aa1)
2,000,000	5.00	02/01/2004	2,065,560

Ohio Water Development Authority PCRB Series 1991 (MBIA) (AAA/Aaa)
1,500,000	6.00	12/01/2011	1,545,090

			$ 4,638,490

Pennsylvania – 5.5%
Delaware County IDA PCRB for Peco Energy Co. Project Series 1999 A (BBB+/A3)# "
$ 500,000	5.20%	10/01/2004	$ 502,765

Philadelphia Water and Wastewater RB Prerefunded Series 1993 (FGIC) (AAA/Aaa)∧
2,050,000	5.65	06/15/2003	2,177,182

			$ 2,679,947

Texas – 7.0%
Bexar County RB Series 2000 (MBIA) (AAA/Aaa)
$ 875,000	5.25%	08/15/2003	$ 904,575

Texas Municipal Power Agency RB Series 1991 A (AMBAC) (AAA/Aaa)
1,000,000	6.75	09/01/2012	1,027,480

Titus County Fresh Water RB for Southwestern Electric Power Co. Series 1991 A (A2)
1,445,000	8.20	08/01/2011	1,486,992

			$ 3,419,047

Principal Amount	Interest Rate	Maturity Date	Value

Debt Obligations – (continued)

Washington – 2.1%
Washington Public Power Supply System RB for Nuclear Project No.3 Series 1998 A (AA-/Aa1)
$ 1,000,000	5.00%	07/01/2002	$ 1,016,990

Wisconsin – 2.8%
Wisconsin GO Bonds Series 1992 (AA/Aa2)
$ 1,300,000	6.10%	05/01/2004	$ 1,386,151

TOTAL DEBT OBLIGATIONS
(Cost $45,285,021)			$46,096,091

Short-Term Obligations# – 2.5%

New York – 0.8%
Long Island Power Authority RB VRDN Series 1998-6 (AA/Aa2)
$ 400,000	4.25%	05/01/2001	$ 400,000

Wisconsin – 1.7%
Wisconsin State Health and Educational Facilities Authority RB for Ministry Health Care Series 2000 A (MBIA) (AAA/Aaa)
$ 800,000	4.35%	05/01/2001	$ 800,000

TOTAL SHORT-TERM OBLIGATIONS
(Cost $1,200,000)			$ 1,200,000

TOTAL INVESTMENTS
(Cost $46,485,021)			$ 47,296,091

#	Variable rate security. Coupon rate disclosed is the rate in effect at April 30, 2001.

"	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

∧	Prerefunded security. Maturity date disclosed is prerefunding date.

§	Security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
April 30, 2001 (Unaudited)

Investment Abbreviations:
ACA	—American Capital Access Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
COPS	—Certificates of Participation
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FSA	—Insured by Financial Security Assurance Co.
GAN	—Grant Anticipation Notes
GO	—General Obligation
IDA	—Industrial Development Authority
MBIA	—Insured by Municipal Bond Investors Assurance
PCRB	—Pollution Control Revenue Bond
RB	—Revenue Bond
VRDN	—Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS MUNICIPAL INCOME FUND

Performance Summary
April 30, 2001 (Unaudited)

The following graph shows the value as of April 30, 2001, of a $10,000 investment made on August 1, 1993 in Class A shares (with the maximum sales charge of 4.5%) of the Goldman Sachs Municipal Income Fund. For comparative purposes, the performance of the Fund’s benchmark (the Lehman Aggregate Municipal Bond Index and the Lehman Brothers 15-Year Municipal Bond Index (“Lehman Aggregate Muni Bond Index” and “Lehman 15-Year Muni Index”)) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class B, Class C, Institutional and Service shares will vary from Class A shares due to differences in fees and loads.

Municipal Income Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested August 1, 1993 to April 30, 2001.(a)

Average Annual Total Return through April 30, 2001	Since Inception	Five Years	One Year	Six Months (b)

Class A shares (commenced July 20, 1993)
Excluding sales charges	5.32%	5.80%	9.85%	4.23%
Including sales charges	4.70%	4.83%	4.93%	-0.44%

Class B shares (commenced May 1, 1996)
Excluding contingent deferred sales charges	5.00%	5.00%	9.03%	3.77%
Including contingent deferred sales charges	4.60%	4.60%	3.83%	-1.32%

Class C shares (commenced August 15, 1997)
Excluding contingent deferred sales charges	3.80%	n/a	9.03%	3.84%
Including contingent deferred sales charges	3.80%	n/a	7.99%	2.82%

Institutional shares (commenced August 15, 1997)	4.95%	n/a	10.28%	4.43%

Service shares (commenced August 15, 1997)	4.56%	n/a	9.94%	4.24%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following the commencement of operations.
(b)	Not annualized.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments
April 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Debt Obligations – 98.7%

Arizona – 3.4%
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (BBB)
$ 1,000,000	5.35%	10/01/2022	$ 841,830

Maricopa County MF Hsg. IDA RB for Place Five and Greenery Apartments Series 1996 A (ETM) (AAA)
1,795,000	5.85	01/01/2008	1,906,559

Maricopa County United School District RB No. 41 (FSA) (AAA/Aaa)
2,500,000	6.25	07/01/2015	2,736,375

			$ 5,484,764

Arkansas – 3.1%
Arkansas Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000 (BBB-/Baa3)
$ 5,000,000	7.25%	02/01/2020	$ 5,018,800

California – 1.3%
Abag Finance Authority RB for Non-Profit Corp. San Diego Hospital Assoc. Series 2001 A (BBB+/Baa1)
$ 1,000,000	6.13%	08/15/2020	$ 1,001,690

Merced Irrigation District Revenue COPS for Electric Systems Project Series 1998 (AAA/AAA)
1,000,000	5.00	03/01/2008	1,046,330

			$ 2,048,020

Colorado – 2.8%
Aurora Centretech Metropolitan District Series 1998 C (LOC) (AA-)#
$ 2,000,000	4.88%	12/01/2028	$ 2,009,420

Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (BBB+/Baa2)
500,000	6.50	11/15/2031	483,910

Denver City and County Airport RB Series 1991 A (AMT) (A/A2)
1,000,000	8.00	11/15/2025	1,016,780

Denver City and County Special Facilities Airport RB for United Air Lines Project Series 1992 A (AMT) (BB+/Baa3)
1,000,000	6.88	10/01/2032	977,880

			$ 4,487,990

Connecticut – 0.7%
Mashantucket Western Pequot Tribe Prerefunded RB Series 1996 A (AAA/AAA)
$ 1,000,000	6.50%	09/01/2005	$ 1,107,590

District of Columbia – 0.5%
District of Columbia Tobacco Settlement Financing Corp. RB VRDN Series 2001 A PA 821 (RITES)#
$ 400,000	7.71%	05/15/2024	$ 395,976

District of Columbia Tobacco Settlement Financing Corp. RB VRDN Series 2001 B PA 821 (RITES)#
400,000	8.33	05/15/2033	402,200

			$ 798,176

Principal Amount	Interest Rate	Maturity Date	Value

Debt Obligations – (continued)

Florida – 4.5%
Crossings at Fleming Island Community Development District RB for Special Assignment Series 2000 B (AAA/Aaa)
$ 1,765,000	5.80%	05/01/2016	$ 1,871,376

Port Everglades Authority RB Series 1986 (AAA/AAA)
2,785,000	7.13	11/01/2016	3,323,229

Village Center Community Development District Recreational RB Series 2001 A (MBIA) (AAA/Aaa)
2,090,000	5.00	11/01/2014	2,065,171

			$ 7,259,776

Georgia – 0.6%
Georgia State GO Bonds Series 1991 A (AAA/Aaa)
$ 1,000,000	6.10%	02/01/2003	$ 1,022,500

Hawaii – 2.4%
Hawaii State Airport Systems RB Series 2000 B (AMT) (FGIC) (AAA/Aaa)
$ 3,500,000	6.63%	07/01/2017	$ 3,906,875

Illinois – 5.3%
Chicago Midway Airport RB Series 1996 A (MBIA) (AAA/Aaa)
$ 2,500,000	5.50%	01/01/2010	$ 2,621,950

Chicago, Illinois Tax Increment for Central Loop Redevelopment Series 2000 A (ACA) (A)
2,000,000	6.50	12/01/2008	2,153,340

Lake County Community Consolidated School District No. 041 GO Bonds Series 1999 A (FSA) (AAA/Aaa)
2,725,000	9.00	11/01/2016	3,868,846

			$ 8,644,136

Kentucky – 4.8%
Kenton County Airport Board RB for Delta Airlines Project Series 1992 A (AMT) (BBB-/Baa3)
$ 3,000,000	7.13%	02/01/2021	$ 3,087,240

Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)§
3,250,000	0.00	10/01/2018	2,560,545

Nelson County Industrial Building RB for Mabex Universal Corp. Project Series 1995 (AMT) (LOC) (Aa3)
1,000,000	6.50	04/01/2005	1,039,680

Russell RB VRDN Series 2000 PA 803 (RITES)#
1,000,000	7.76	11/15/2005	1,049,880

			$ 7,737,345

Louisiana – 1.1%
New Orleans Levee District Public Improvement RB Series 1995 (FSA) (AAA/Aaa)#
$ 1,720,000	5.95%	11/01/2015	$ 1,838,250

Maine – 0.3%
Maine Educational Loan Authority RB Series 1992 A-1 (AMT) (Aaa)
$ 505,000	6.80%	12/01/2007	$ 525,670

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Debt Obligations – (continued)

Maryland – 0.9%
Frederick County Special Tax for Lake Linganore Village Community Development Series 2001 A (AA)
$ 500,000	5.60%	07/01/2020	$ 505,545
1,000,000	5.70	07/01/2029	1,007,710

			$ 1,513,255

Massachusetts – 1.8%
Massachusetts State GO Bonds Series 1996 D (AMBAC) (AAA/Aaa)
$ 3,000,000	4.50%	11/01/2015	$ 2,831,040

Michigan – 2.9%
Michigan Hospital Finance Authority RB for Trinity Health Series 2000 A (AA-/Aa3)
$ 2,500,000	5.50%	12/01/2002	$ 2,545,975

Michigan Hospital Finance Authority RB for Ascension Health Credit Series 1999 A (AAA/Aaa) (MBIA)
2,000,000	6.13	11/15/2023	2,102,880

			$ 4,648,855

Mississippi – 1.1%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB-/Ba1)
$ 1,950,000	5.88%	04/01/2022	$ 1,794,176

Missouri – 1.1%
Cameron IDA Health Facilities RB Insured by Cameron Community Hospital Series 2000 (ACA) (A)
$ 1,800,000	6.25%	12/01/2021	$ 1,818,450

Nevada – 5.2%
Las Vegas New Convention and Visitors Authority RB Series 1999 (AMBAC) (AAA/Aaa)
$ 2,500,000	6.00%	07/01/2014	$ 2,714,275

Nevada Department of Business and Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (AAA/Aaa)
2,500,000	5.63	01/01/2032	2,525,650

Washoe County GO Bonds for Reno Sparks Convention Series 2000 A (FSA) (AAA/Aaa)
1,585,000	6.38	07/01/2023	1,710,057

Washoe County Water Facility RB for Sierra Pacific Power Co. Series 2001 (AMT) (BBB/Baa1)#
1,500,000	5.75	03/01/2036	1,500,000

			$ 8,449,982

New Hampshire – 5.2%
New Hampshire Health and Educational Authority Hospital RB Series 2001 (A3)#
$ 2,250,000	5.25%	10/01/2021	$ 2,245,725

New Hampshire Higher Educational and Health Facilities Authority RB for 1st Mortgage River Woods at Exeter Series 1993 (AAA)∧
2,890,000	9.00	03/01/2023	3,244,661
Principal Amount	Interest Rate	Maturity Date	Value

Debt Obligations – (continued)

New Hampshire – (continued)
New Hampshire Higher Educational and Health Facilities Authority RB for Frisbie Memorial Hospital Series 1993 (A3)
$ 1,250,000	6.13%	10/01/2013	$ 1,247,025

New Hampshire IDA RB Public Service Co. New Hampshire Project Series 1991 A (AMT) (BBB+/Baa3)
1,085,000	7.65	05/01/2021	1,112,201

New Hampshire IDA RB Public Service Co. New Hampshire Project Series 1991 C (AMT) (BBB+/Baa3)
510,000	7.65	05/01/2021	522,785

			$ 8,372,397

New Mexico – 3.7%
Farmington PCRB Public Service Co. New Mexico San Juan Project Series 1997 D (Baa3)
$ 2,760,000	5.80%	04/01/2022	$ 2,551,510

Farmington PCRB Public Service Co. New Mexico Series 1997 D (BBB-/Baa3)
3,530,000	6.38	04/01/2022	3,404,367

			$ 5,955,877

New York – 8.6%
Dutchess County Resource Recovery Agency RB for Solid Waste Systems Series 1999 A (MBIA) (AAA/Aaa)
$ 1,000,000	5.00%	01/01/2008	$ 1,041,220

New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BBB-/Baa3)
1,250,000	6.00	11/01/2020	1,277,625

New York City Transitional Financial Authority RB Future Tax Secured Series 2000 B (AA+/Aa2)
1,910,000	6.00	11/15/2024	2,067,422

New York City Trust Cultural Resources RB for Museum of American Folk Art Series 2000 (ACA) (A)
1,250,000	6.00	07/01/2022	1,250,200
500,000	6.13	07/01/2030	505,925

New York GO Bonds Series 1996 G (A/A2)
3,900,000	5.75	02/01/2014	4,075,032

New York GO Bonds Series 1997 J (A/A2)
2,000,000	6.00	08/01/2017	2,119,260

New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (MBIA) (AAA/Aaa)
1,500,000	5.50	11/01/2014	1,590,795

			$ 13,927,479

North Carolina – 1.8%
North Carolina Medical Care Community Hospital RB for Northeast Medical Center Project Series 2000 (AMBAC) (AAA/Aaa)
$ 3,000,000	5.50%	11/01/2025	$ 2,984,250

North Dakota – 1.3%
Mercer County PCRB for Basin Electric and Power Series 1995-2 (AMBAC) (AAA/Aaa)
$ 2,000,000	6.05%	01/01/2019	$ 2,083,760

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)
April 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Debt Obligations – (continued)

Ohio – 2.6%
Cuyahoga County Port Authority RB for Rock and Roll Hall of Fame Series 1997 (BBB)
$ 600,000	5.45%	12/01/2005	$ 598,710

Ohio Air Quality Development Authority RB for Ohio Edison Co. Project Series 1988 A (Baa2)#
1,000,000	4.85	02/01/2003	999,100

Ohio Air Quality Development Authority RB for Ohio Edison Co. Series 1999 C (BB-/Baa2)#"
2,500,000	5.80	12/01/2004	2,569,600

			$ 4,167,410

Pennsylvania – 5.8%
Clinton County IDA Solid Waste Disposal RB for International Paper Co. Project Series 1992 A (AMT) (BBB+/Baa1)
$ 3,000,000	4.73%	01/16/2002	$ 2,999,790

Delaware County IDA PCRB for Peco Energy Co. Project Series 1999 A (BBB+/A3)#"
1,250,000	5.20	10/01/2004	1,256,912

Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (BBB/A3)
2,000,000	6.25	11/01/2031	1,965,520

Pennsylvania GO Bonds Series 2000 (AA/Aa2)
3,000,000	5.25	10/15/2003	3,120,750

			$ 9,342,972

Tennessee – 5.6%
Elizabethton Health and Educational Board RB First Mortgage Series 2000 B (MBIA) (AAA/Aaa)
$ 2,000,000	6.25%	07/01/2015	$ 2,214,460

Johnson City Health and Educational Facilities Board Hospital RB First Mortgage Series 2000 A (MBIA) (AAA/Aaa)
3,000,000	6.25	07/01/2016	3,320,250

McMinnville Housing Authority RB First Mortgage for Beersheba Heights Tower Series 1997 (A2)
1,180,000	6.00	10/01/2009	1,243,649

Tennessee Housing Development Agency for Homeownership Program 1 Series 2000 (AMT) (AA/Aa2)
2,130,000	5.85	07/01/2011	2,253,562

			$ 9,031,921

Texas – 7.1%
Gregg County Health Facilities Development Corp. RB for Good Shephard Medical Center Project Series 2000 (AA)
$ 3,000,000	6.38%	10/01/2025	$ 3,141,780

Gulf Coast Waste Disposal Authority Texwaste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB-/Baa3)
1,000,000	6.65	04/01/2032	998,960

Harris County Hospital District RB (MBIA) (AAA/Aaa)
2,050,000	6.00	02/15/2016	2,183,906

Houston Texas Water and Sewer Systems RB for Junior Lien Series 2000 B (FGIC) (AAA/Aaa)
3,000,000	5.25	12/01/2023	2,926,320

Principal Amount	Interest Rate	Maturity Date	Value

Debt Obligations – (continued)

Texas – (continued)
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (Baa3)
$ 1,300,000	6.63%	01/01/2011	$ 1,288,560

Waxahachie Independent School District GO Bonds Series 2000 (PSF) (Aaa)
1,855,000	5.12	08/15/2013	938,389

			$ 11,477,915

Washington – 7.0%
Chelan County Public Utilities District No. 001 RB for Chelan Hydro Project Series 1997 D (AMT) (MBIA) (AAA/Aaa)
$ 2,500,000	6.35%	07/01/2028	$ 2,644,975

King County Sewer RB Series 1999-2 (FGIC) (AAA/Aaa)
3,965,000	6.25	01/01/2016	4,304,404

Seattle Municipal Light and Power RB Series 1993 (AA-/Aa3)
1,000,000	4.80	11/01/2002	1,018,910

Washington Housing Finance Commission RB for Single Family Program Series 2000 5-NR (FNMA, FHLMC, GNMA) (Aaa)
750,000	5.70	06/01/2016	765,405

Washington Public Power Supply System RB for Nuclear Project No. 2 Series 1996 A (AMBAC) (AAA/Aaa)
2,500,000	5.70	07/01/2011	2,666,075

			$ 11,399,769

Wisconsin – 6.2%
Appleton Waterworks BAN Series 2000 (MIG1)
$ 2,100,000	5.00%	07/01/2002	$ 2,118,795

Wisconsin State GO Bonds Series 1999 C (AA/Aa2)
5,380,000	6.25	05/01/2015	5,892,391

Wisconsin State Transportation RB Series 2000 A (FGIC) (AAA/Aaa)
2,000,000	5.50	07/01/2014	2,077,580

			$ 10,088,766

TOTAL DEBT OBLIGATIONS
(Cost $154,182,713)			$ 159,768,166

TOTAL INVESTMENTS
(Cost $154,182,713)			$ 159,768,166

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2001.

"	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date.

∧	Prerefunded security maturity date disclosed is prerefunding date.

§	Security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS MUNICIPAL INCOME FUND

Investment Abbreviations:
ACA	—American Capital Access Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
BAN	—Bond Anticipation Note
COPS	—Certificates of Participation
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Insured by Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
IDA	—Industrial Development Authority
LOC	—Letter of Credit
MBIA	—Insured by Municipal Bond Investors Assurance
MF Hsg.	—Multi-Family Housing
PCRB	—Pollution Control Revenue Bond
PSF	—Guaranteed by Permanent School Fund
RB	—Revenue Bond
RITES	—Residual Interest Tax Exempt Securities
VRDN	—Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Performance Summary
April 30, 2001 (Unaudited)

The following graph shows the value as of April 30, 2001, of a $10,000 investment made on April 3, 2000 (commencement of operations) in the Institutional shares of the Goldman Sachs High Yield Municipal Fund. For comparative purposes, the performance of the Fund’s benchmarks (the Lehman Brothers Municipal Bond Index and Lehman Brothers High Yield Municipal Index (“Lehman Muni Bond Index and Lehman High Yield Muni Index”)) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A, Class B and Class C shares will vary from the Institutional shares due to differences in fees and loads.

High Yield Municipal Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested April 3, 2000 to April 30, 2001.

Average Annual Total Return through April 30, 2001	Since Inception	One Year	Six Months (a)

Class A shares (commenced April 3, 2000)
Excluding sales charges	9.14%	9.44%	4.59%
Including sales charges	4.59%	4.54%	-0.12%

Class B shares (commenced April 3, 2000)
Excluding contingent deferred sales charges	8.33%	8.52%	4.20%
Including contingent deferred sales charges	4.43%	3.25%	-0.93%

Class C shares (commenced April 3, 2000)
Excluding contingent deferred sales charges	8.34%	8.63%	4.20%
Including contingent deferred sales charges	8.34%	7.57%	3.18%

Institutional shares (commenced April 3, 2000)	9.58%	9.87%	4.80%

(a)	Not annualized.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments
April 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Debt Obligations – 92.8%

Arizona – 2.6%
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (BBB)
$ 1,500,000	5.35%	10/01/2022	$ 1,262,745

Maricopa County PCRB Series 2000 PA 768 (RITES)#
4,000,000	8.00	12/01/2014	4,079,440

Pima County IDA RB for Tuscon Electric Power Co. Project Series 1997 B (B+/Ba3)
6,000,000	6.00	09/01/2029	5,475,600

			$ 10,817,785

California – 9.0%
California Educational Facilities Authority RB for Dominican University Series 2001 (Baa3)
$ 1,445,000	5.75%	12/01/2030	$ 1,441,315

California Educational Facilities Authority RB for Pepperdine University Series 2000 (A1)
6,000,000	5.75	09/15/2030	6,266,760

California GO Bonds Series 2000 (A+/Aa2)
4,700,000	5.50	06/01/2028	4,667,664

California PCRB for Pacific Gas and Electric Co. Series 1993 B (AMT) (CCC/B3)
695,000	5.85	12/01/2023	554,242

Chula Vista Community Facilities District RB No. 99-1-Otay Series 2000
1,225,000	7.63	09/01/2029	1,310,566

Hawthorne Community Redevelopment Agency Special Tax for Community Facilities District No. 99-1 Series 2000 A (LOC)
880,000	6.75	10/01/2020	892,118
1,180,000	7.20	10/01/2025	1,216,556

Hawthorne Community Redevelopment Agency Special Tax for Community Facilities District No. 99-1 Series 2000 B (LOC)
1,675,000	7.20	10/01/2025	1,735,635

Lake Elsinore Improvement Bond Act 1915 for Special Assessment District No. 93-1 Series 2000
2,000,000	7.00	09/02/2030	2,047,540

Los Angeles Community Redevelopment Agency RB for Cinerama Dome Public Parking Project Series 2000 (ACA) (A)
750,000	5.75	07/01/2026	728,595

Los Angeles Regional Airports Improvement Corp. RB for Facilities Sublease Terminal 6 Series 1999 (AMT) (BB/Ba2)
8,750,000	5.65	08/01/2017	7,802,025

Merced Irrigation District Electric Systems RB Series 2001
1,185,000	6.30	09/01/2017	1,162,082
2,665,000	6.50	09/01/2022	2,560,426

Orange County Community Facilities District Special Tax for No.1 Ladera Ranch Series 2000 A
1,000,000	6.20	08/15/2023	999,790

Richmond Improvement Bond Act. 1915 for Special Assessment Improvement District No. 99-1 Series 2000
500,000	7.00	09/02/2017	515,605

Principal Amount	Interest Rate	Maturity Date	Value

Debt Obligations – (continued)

California – (continued)
San Leandro Community Facilities District No. 1 Special Tax Series 2000
$ 1,690,000	6.40%	09/01/2019	$ 1,719,761

Soledad Improvement Bond Act 1915 for Special Assessment District No.1 The Vineyards Series 2000
2,000,000	7.25	09/02/2030	1,989,980

			$ 37,610,660

Colorado – 1.7%
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (BBB+/Baa2)
$ 1,000,000	6.50%	11/15/2031	$ 967,820

Denver City and County Special Facilities Airport RB for United Air Lines Project Series 1992 A (AMT) (BB+/Baa3)
1,620,000	6.88	10/01/2032	1,584,166

McKay Landing Metropolitan GO Bonds District No. 2 Series 2000
1,500,000	7.50	12/01/2019	1,546,545

Saddle Rock South Metropolitan GO Bonds Mill Levy Obligation Series 2000
3,000,000	7.20	12/01/2019	3,077,550

			$ 7,176,081

Connecticut – 0.1%
Connecticut Health and Educational Facility Authority RB for St. Mary’s Hospital Corp. Series 1997 E (Baa1)
$ 695,000	5.88%	07/01/2022	$ 587,407

District of Columbia – 0.8%
District of Columbia Tobacco Settlement Financing Corp. RB Series 2001 A PA 821 (RITES)#
$ 800,000	8.09%	05/15/2024	$ 791,952

District of Columbia Tobacco Settlement Financing Corp. RB Series 2001 B PA 821 (RITES)#
2,400,000	8.72	05/15/2033	2,413,200

			$ 3,205,152

Florida – 27.8%
Brooks of Bonita Springs II Community Development District RB for Capital Improvements Series 2000 A
$ 6,000,000	7.00%	05/01/2031	$ 6,145,800

Brooks of Bonita Springs II Community Development District RB for Capital Improvements Series 2000 B
4,925,000	6.60	05/01/2007	5,032,266

Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-1
1,645,000	6.70	05/01/2031	1,640,871

Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-2
2,000,000	6.85	05/01/2031	1,994,980

Crossings at Fleming Island Community Development District RB for Special Assessment Series 2000 C
6,250,000	7.05	05/01/2015	6,554,437

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
April 30, 2001 (unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Debt Obligations – (continued)

Florida – (continued)
Fishhawk Community Development District Special Assessment Series 2000
$ 3,000,000	6.65%	05/01/2007	$ 3,065,250

Fleming Island Plantation Community Development District RB for Special Assessment Series 2000 B
6,311,305	7.30	05/01/2015	6,311,305

Grand Haven Community Development District Special Assessment Series 1997 A
1,755,000	6.30	05/01/2002	1,762,687

Halifax Hospital Medical Center RB Series 1999 A
955,000	7.25	10/01/2024	931,507

Harbour Lake Estates Community Development District Special Assessment Series 2001
7,000,000	6.40	02/01/2006	7,018,480

Heritage Isles Community Development District BAN Series 2000
4,000,000	6.30	05/01/2001	4,000,000

Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A
4,010,000	7.45	05/01/2022	4,093,448
5,550,000	7.50	05/01/2032	5,665,218

Lakewood Ranch Community Development District No. 5 BAN Special Assessment Series 2001
6,000,000	6.00	09/01/2001	6,000,900

Maple Ridge Community Development District Special Assessment Series 2000 A
1,615,000	7.15	05/01/2031	1,682,895

Maple Ridge Community Development District Special Assessment Series 2000 B
3,000,000	6.15	11/01/2004	3,073,380

Marion County IDA RB for Little Sumter Utility Co. Project Series 2000 (AMT)
1,615,000	7.08	10/01/2020	1,636,237
435,000	7.15	10/01/2030	457,725

Meadow Pointe II Community Development District RB for Capital Improvement Series 2000
4,485,000	6.65	04/01/2005	4,575,597

Mediterra South Community Development District RB for Capital Improvement Series 1999 B
2,125,000	6.25	05/01/2004	2,142,234

Mediterra South Community Development District RB for Capital Improvement Series 1999 A
500,000	6.95	05/01/2031	508,780

Parkway Center Community Development District Special Assessment Series 2000 A
905,000	8.25	05/01/2031	971,870

Parkway Center Community Development District Special Assessment Series 2000 B
5,000,000	8.00	05/01/2010	5,150,900

Piney-Z Community Development District Capital Improvement Special Assessment Series 1997 B
1,350,000	6.50	05/01/2002	1,348,961

Principal Amount	Interest Rate	Maturity Date	Value

Debt Obligations – (continued)

Florida – (continued)
Poinciana Community Development District Special Assessment Series 2000 A
$ 6,000,000	7.13%	05/01/2031	$ 6,122,640

Rivercrest Community Development District Special Assessment Series 2001
5,600,000	7.00	05/01/2032	5,625,648

Sampson Creek Community Development District Capital Improvement Special Assessment Series 2000 A
2,365,000	6.95	05/01/2031	2,379,379

St. Lucie West Services District Capital Improvement RB for Road Project Series 1999
6,125,000	5.88	05/01/2009	6,050,153

Village Community Development District No. 4 Special Assessment Series 2000
4,500,000	7.15	05/01/2018	4,672,935

Walnut Creek Community Development District Special Assessment Series 2000 A
4,375,000	7.30	05/01/2021	4,640,912

Walnut Creek Community Development District Special Assessment Series 2000 B
3,320,000	6.40	05/01/2005	3,329,230

Waterlefe Community Development District Capital Improvement RB Series 2001 A
1,000,000	6.95	05/01/2031	997,490

			$ 115,584,115

Georgia – 0.3%
Tift County IDA RB for Beverly Enterprises Project Series 2000
$ 1,155,000	7.50%	07/01/2010	$ 1,154,792

Hawaii – 1.3%
Hawaii County Improvement District RB No. 17 Special Assessment Kaloko Subdivision Series 1991
$ 4,285,000	9.50%	08/01/2011	$ 4,378,499

Hawaii Department of Transport Special Facilities RB for Continental Airlines Inc. Series 2000 (AMT) (BB/Ba2)
1,000,000	7.00	06/01/2020	1,018,260

			$ 5,396,759

Illinois – 3.4%
Chicago GO Bonds Series 1998 (FGIC) (AAA/Aaa)
$ 5,000,000	5.25%	01/01/2028	$ 4,806,050

Chicago, Illinois Tax Increment for Central Loop Redevelopment Series 2000 A (ACA) (A)
6,550,000	6.50	12/01/2007	6,829,161

Chicago, Illinois Tax Increment for Central Loop Redevelopment Series 2000 A (ACA) (A)
2,000,000	6.50	12/01/2008	2,153,340

Robbins Resources Recovery RB for Restructuring Project Series 1999 C (AMT) (LOC)
569,250	7.25	10/15/2009	448,347

			$ 14,236,898

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Debt Obligations – (continued)

Kentucky – 2.3%
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 B (MBIA) (AAA/Aaa)°
$ 2,000,000	6.16%	10/01/2022	$ 581,840

Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)§
6,750,000	0.00/6.00	10/01/2018	5,318,055

Kentucky Economic Development Finance Authority RB for Appalachian Regional Health Care Series 1997 (BB-)
500,000	5.70	10/01/2010	409,530

Russell RB Series 2000 PA 803 (RITES)#
3,000,000	8.27	11/15/2005	3,149,640

			$ 9,459,065

Louisiana – 1.4%
Louisiana Health and Educational Authority RB for Lambeth House Series 1998 A
$ 4,215,000	5.25%	01/01/2005	$ 4,122,902

West Feliciana Parish PCRB for Gulf State Utilities Co. Series 1984 (BB+/Ba1)
1,500,000	7.70	12/01/2014	1,562,025

			$ 5,684,927

Maryland – 0.1%
Prince Georges County RB for Dimensions Health Corp. Project Series 1994 (B3)
$ 560,000	5.30%	07/01/2024	$ 293,882

Massachusetts – 2.4%
Massachusetts Health and Education Facilities Authority RB for Saint Memorial Medical Center Series 1993 A (Ba2)
$ 1,000,000	5.75%	10/01/2006	$ 911,200

Massachusetts Health and Educational Facilities Authority RB for Partners Healthcare Systems Series 2001 C (AA-/A1)
3,500,000	5.75	07/01/2032	3,392,200

Massachusetts Turnpike Authority Metropolitan Highway System RB Series 1997 A (MBIA) (AAA/Aaa)
5,700,000	5.13	01/01/2023	5,493,717

			$ 9,797,117

Michigan – 2.5%
Michigan Hospital Finance Authority RB for Ascension Health Credit Series 1999 A (AAA/Aaa)
$ 4,000,000	6.13%	11/15/2023	$ 4,205,760

Michigan Hospital Finance Authority RB for Detroit Medical Center Obligation Series 1998 A (BBB-/Baa3)
1,500,000	5.25	08/15/2023	1,130,670

Midland County Economic Development RB for Obligation- Midland Series 2000 B (BB+/Ba3)
5,000,000	6.75	07/23/2009	5,113,450

			$ 10,449,880

Minnesota – 0.7%
St. Paul Housing and Redevelopment Hospital Authority RB for Healtheast Project Series 1993 A (BB+/Ba1)
$ 3,800,000	6.63%	11/01/2017	$ 3,129,604

Principal Amount	Interest Rate	Maturity Date	Value

Debt Obligations – (continued)

Mississippi – 1.1%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB-/Ba1)
$ 5,130,000	5.88%	04/01/2022	$ 4,720,062

Missouri – 0.2%
St. Louis IDA RB for Sr. Lien – St. Louis Convention Series 2000 A (AMT) (Baa3)
$ 1,000,000	6.88%	12/15/2020	$ 1,014,600

Nevada – 3.0%
Nevada Department of Business and Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (AAA/Aaa)
$ 2,500,000	5.63%	01/01/2032	$ 2,525,650

Nevada Department of Business and Industry RB for Las Vegas Monorail Project 2nd Tier Series 2000
3,600,000	7.25	01/01/2023	3,586,608
1,000,000	7.38	01/01/2030	999,180

Washoe County Water Facility RB for Sierra Pacific Power Co. Series 2001 (AMT) (BBB/Baa1)
5,500,000	5.75	03/01/2036	5,500,000

			$ 12,611,438

New Hampshire – 0.9%
New Hampshire Health and Education Authority Hospital RB Series 2001 (RITES)#
$ 2,500,000	6.85%	10/01/2021	$ 2,630,225

New Hampshire Higher Educational and Health Facility Authority RB St. Joseph’s Hospital Series 1991 (BBB+/Baa2)
1,000,000	7.50	01/01/2016	1,021,880

			$ 3,652,105

New Jersey – 1.4%
New Jersey Economic Development Authority Retirement RB for Seabrook Village Inc. Series 2000 A
$ 2,500,000	8.00%	11/15/2015	$ 2,443,325

New Jersey Economic Development Authority Special Facility RB for Continental Airlines Inc. Project Series 2000 (AMT) (BB/Ba2)
2,000,000	7.00	11/15/2030	2,014,200

New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB/Baa2)
1,500,000	6.88	07/01/2030	1,485,780

			$ 5,943,305

New Mexico – 1.1%
Farmington PCRB Public Service Co. San Juan Series 1996 B (BBB-/Baa3)
$ 1,500,000	6.30%	12/01/2016	$ 1,475,685

Farmington PCRB Tucson Electric Power Co. San Juan Series 1997 A (B+/Ba3)
3,000,000	6.95	10/01/2020	3,051,450

			$ 4,527,135

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
April 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Debt Obligations – (continued)

New York – 3.5%
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BBB-/Baa3)
$ 2,000,000	6.00%	11/01/2020	$ 2,044,200

New York City Transitional Finance Authority RB Future Tax Secured Series 2000 C (AA+/Aa2)
5,000,000	5.50	11/01/2020	5,122,350

New York City Trust Cultural Resources RB for Museum of American Folk Art Series 2000 (ACA) (A)
1,000,000	6.13	07/01/2030	1,011,850

New York GO Bonds Series 2001 G (A/A2)
5,000,000	5.25	08/01/2016	5,021,900

New York State Energy Research and Development Authority Gas Facilities RB Series 2000 PA 796 (RITES)
1,000,000	22.82	02/01/2024	1,274,790

			$ 14,475,090

North Carolina – 1.5%
Charlotte Special Facilities RB for Douglas International Airport US Airways Series 2000 (AMT)
$ 2,000,000	7.75%	02/01/2028	$ 1,959,260

Charlotte Special Facilities RB for Charlotte/Douglas International Airport Series 1998 (AMT)
1,315,000	5.60	07/01/2027	996,665

North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (MBIA) (AAA/Aaa)
1,000,000	5.50	01/01/2014	1,053,820

Raleigh Durham Airport Authority RB Series 2001 A (FGIC) (Aaa)
2,220,000	5.00	11/01/2025	2,091,617

			$ 6,101,362

Ohio – 1.5%
Cleveland Airport Special RB for Continental Airlines Inc. Series 1999 (AMT) (Ba2)
$ 2,500,000	5.50%	12/01/2008	$ 2,431,725
4,320,000	5.70	12/01/2019	3,766,608

			$ 6,198,333

Oklahoma – 2.8%
Oklahoma Development Finance Authority RB for Hillcrest Healthcare Systems Series 1999 A (B-/B2)
$ 5,320,000	5.63%	08/15/2019	$ 3,684,419
5,825,000	5.63	08/15/2029	3,888,421

Tulsa Municipal Airport Trust RB Series 2000 PA 794 (RITES)
4,000,000	7.34	06/01/2035	4,124,120

			$ 11,696,960

Pennsylvania – 9.9%
Allegheny County Hospital Development Authority RB for Health Systems Series 2000 B (B+/B1)
$ 15,000,000	9.25%	11/15/2022	$ 15,003,600
5,000,000	9.25	11/15/2030	4,972,100

Principal Amount	Interest Rate	Maturity Date	Value

Debt Obligations – (continued)

Pennsylvania – (continued)
Clarion County IDA RB for Beverly Enterprises Inc. Project Series 2001
$ 900,000	7.25%	12/01/2003	$ 898,263

Cumberland County IDA RB for Beverly Enterprises Inc. Series 1998
1,205,000	5.30	10/01/2003	1,150,462

Cumberland County lDA RB for Beverly Enterprises Inc. Series 1998
2,000,000	5.50	10/01/2008	1,767,440

Franklin County IDA RB for Beverly Enterprises Project Series 2000
3,350,000	7.50	07/01/2011	3,322,362

Gettysburg Area IDA RB for Beverly Enterprises Project Series 2000
2,900,000	7.50	07/01/2011	2,876,075

Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
5,000,000	6.38	11/01/2041	4,948,000

Philadelphia IDA RB for US Airways Inc. Project Series 2000 (AMT)
6,000,000	7.50	05/01/2010	6,051,300

			$ 40,989,602

Puerto Rico – 1.3%
Childrens Trust Fund RB VRDN for Tobacco Settlement Series 2000 II-R-39 (Aa3)#
$ 5,346,600	7.18%	01/01/2016	$ 5,346,600

South Carolina – 2.1%
South Carolina Jobs Economic Development Authority RB Palmetto Health Alliance Series 2000 A (BBB/Baa2)
$ 8,750,000	7.13%	12/15/2015	$ 8,806,262

Tennessee – 1.6%
Elizabethton Health and Educational Facilities Board RB VRDN Series 2001 PA 813 (RITES) (BBB)#
$ 6,000,000	11.09%	07/01/2033	$ 6,554,520

Texas – 2.5%
Gulf Coast Waste Disposal Authority Texwaste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB-/Baa3)
$ 1,500,000	6.65%	04/01/2032	$ 1,498,440

Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (Baa3)
4,200,000	7.20	01/01/2021	4,150,608
5,000,000	7.25	01/01/2031	4,933,900

			$ 10,582,948

Wisconsin – 0.3%
Wisconsin Health and Educational Facility Authority RB Aurora Health Care Series 1999 B (BBB+)
$ 1,500,000	5.63%	02/15/2020	$ 1,318,785

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Debt Obligations – (continued)

Wyoming – 0.9%
Converse County RB for Memorial Hospital Project Series 2000
$ 3,605,000	9.00%	12/01/2025	$ 3,673,351

U. S. Virgin Islands – 0.8%
Virgin Islands Public Finance Authority RB Subordinated Lien-Fund Loan Notes Series 1998 D
$ 2,000,000	6.00%	10/01/2004	$ 2,038,680
1,100,000	6.00	10/01/2005	1,119,844

			$ 3,158,524

TOTAL DEBT OBLIGATIONS
(Cost $379,879,721)			$ 385,955,106

Short-Term Obligations# – 2.3%

New York – 0.3%
Long Island Power Authority RB VRDN Series 1998-6 (AA/Aa2)
$ 1,400,000	4.25%	05/01/2001	$ 1,400,000

Oregon – 0.3%
Port Portland PCRB VRDN for Reynolds Metals Series 1985 (LOC) (Aa3)
$ 1,400,000	4.30%	05/01/2001	$ 1,400,000

Texas – 0.3%
Harris County Health Facilities Development Corp. Hospital RB VRDN for Methodist Hospital Series 1994 (SPA) (AA)
$ 1,000,000	4.35%	05/01/2001	$ 1,000,000

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Obligations# – (continued)

Wisconsin – 1.4%
Wisconsin Health and Educational Facilities Authority RB VRDN for Ministry Health Care Series 1999 A (AAA/Aaa)
$ 1,975,000	4.35%	05/07/2001	$ 1,975,000

Wisconsin Health and Educational Facilities Authority RB VRDN for Ministry Health Care Series 1999 B (AAA/Aaa)
3,750,000	4.35	05/02/2001	3,750,000

			$ 5,725,000

TOTAL SHORT-TERM OBLIGATIONS
(Cost $9,525,000)			$ 9,525,000

TOTAL INVESTMENTS
(Cost $389,404,721)			$ 395,480,106

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2001.

°	Security is issued with a zero coupon. The interest rate disclosed for this security represents effective yield to maturity.

§	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
April 30, 2001 (Unaudited)

Investment Abbreviations:
ACA	—American Capital Access
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
BAN	—Bond Anticipation Note
FGIC	—Insured by Financial Guaranty Insurance Co.
GO	—General Obligation
IDA	—Industrial Development Authority
LOC	—Letter of Credit
MBIA	—Insured by Municipal Bond Investors Assurance
PCRB	—Pollution Control Revenue Bond
RB	—Revenue Bond
RITES	—Residual Interest Tax Exempt Securities
SPA	—Stand-by Purchase Agreement
VRDN	—Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TAX-FREE FUNDS

Statements of Assets and Liabilities
April 30, 2001 (Unaudited)

	Short Duration Tax-Free Fund	Municipal Income Fund	High Yield Municipal Fund

Assets:

Investment in securities, at value (identified cost $46,485,021, $154,182,713 and $389,404,721, respectively)	$47,296,091	$159,768,166	$395,480,106
Cash	165,675	—	19,298
Receivables:
Fund shares sold	827,819	449,399	13,359,509
Interest	760,471	2,905,587	8,957,716
Reimbursement from advisor	33,420	107,917	58,166
Other assets	1,692	730	1,611

Total assets	49,085,168	163,231,799	417,876,406

Liabilities:

Due to bank	—	229,397	—
Payables:
Investment securities purchased	—	—	1,000,167
Income distribution	20,460	183,294	530,067
Fund shares repurchased	31,442	727,691	45,254
Amounts owed to affiliates	24,804	111,606	286,846
Accrued expenses and other liabilities	40,461	68,566	92,727

Total liabilities	117,167	1,320,554	1,955,061

Net Assets:

Paid-in capital	53,495,104	162,373,587	407,833,452
Accumulated undistributed (distributions in excess of) net investment income	54,363	22,054	(89,533)
Accumulated net realized gain (loss) on investment and futures transactions	(5,392,536)	(6,069,849)	2,102,041
Net unrealized gain on investments	811,070	5,585,453	6,075,385

NET ASSETS	$48,968,001	$161,911,245	$415,921,345

Net asset value, offering and redemption price per share: (a)
Class A	$10.08	$14.76	$10.33
Class B	$10.07	$14.76	$10.33
Class C	$10.07	$14.77	$10.33
Institutional	$10.07	$14.76	$10.33
Service	$10.05	$14.82	—

Shares outstanding:
Class A	2,060,630	5,034,502	20,319,651
Class B	189,048	658,828	2,223,607
Class C	99,948	335,807	1,485,502
Institutional	2,508,706	4,940,601	16,219,286
Service	4,538	120	—

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	4,862,870	10,969,858	40,248,046

(a) Maximum public offering price per share for Class A shares of Short Duration Tax-Free, (NAV per share multiplied by 1.0204) for Class A shares of Municipal Income and High Yield Municipal Funds (NAV per share multiplied by 1.0471) is $10.29, $15.46 and $10.82, respectively. At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TAX-FREE FUNDS

Statements of Operations
For the Six Months Ended April 30, 2001 (Unaudited)

	Short Duration Tax-Free Fund	Municipal Income Fund	High Yield Municipal Fund

Investment income:

Interest	$1,430,867	$4,134,719	$11,450,990

Total income	1,430,867	4,134,719	11,450,990

Expenses:

Management fees	116,919	414,566	911,445
Distribution and Service fees (a)	42,057	157,751	336,538
Registration fees	29,612	94,254	208,196
Custody fees	28,746	103,511	87,240
Transfer Agent fees (a)	43,816	43,929	52,366
Professional fees	23,521	27,093	52,523
Trustee fees	4,901	4,901	4,935
Other	20,127	21,087	1,520

Total expenses	309,699	867,092	1,654,763

Less — expense reductions	(135,829)	(235,191)	(191,955)

Net expenses	173,870	631,901	1,462,808

NET INVESTMENT INCOME	1,256,997	3,502,818	9,988,182

Realized and unrealized gain (loss) on investment transactions:

Net realized gain (loss) from:
Investment transactions	308,507	(299,215)	2,216,232
Net change in unrealized gain on:
Investments	572,995	2,593,544	2,941,461

Net realized and unrealized gain on investment transactions	881,502	2,294,329	5,157,693

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,138,499	$5,797,147	$15,145,875

(a)	Class specific Distribution, Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees
	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service
Short Duration Tax-Free Fund	$ 25,804	$ 9,219	$ 7,034	$ 19,611	$ 1,752	$ 1,336	$ 6,904	$ 9
Municipal Income Fund	89,870	47,064	20,817	68,301	8,942	3,955	13,056	—
High Yield Municipal Fund	203,174	72,996	60,368	154,412	13,869	11,470	28,445	—

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TAX-FREE FUNDS

Statements of Changes in Net Assets
For the Six Months Ended April 30, 2001 (Unaudited)

	Short Duration Tax-Free Fund	Municipal Income Fund	High Yield Municipal Fund

From operations:

Net investment income	$ 1,256,997	$ 3,502,818	$ 9,988,182
Net realized gain (loss) on investment transactions	308,507	(299,215)	2,216,232
Net change in unrealized gain on investments	572,995	2,593,544	2,941,461

Net increase in net assets resulting from operations	2,138,499	5,797,147	15,145,875

Distributions to shareholders:

From net investment income
Class A shares	(411,397)	(1,616,204)	(4,915,353)
Class B shares	(31,220)	(176,175)	(384,795)
Class C shares	(22,871)	(77,466)	(320,227)
Institutional shares	(762,923)	(1,590,545)	(4,587,656)
Service shares	(867)	(38)	—
In excess of net investment income
Class A shares	—	—	(43,111)
Class B shares	—	—	(3,375)
Class C shares	—	—	(2,809)
Institutional shares	—	—	(40,238)
Service shares	—	—	—

Total distributions to shareholders	(1,229,278)	(3,460,428)	(10,297,564)

From share transactions:

Proceeds from sales of shares	14,127,566	47,346,580	160,082,409
Reinvestment of dividends and distributions	1,097,173	2,355,532	7,528,451
Cost of shares repurchased	(30,569,031)	(25,888,001)	(27,488,924)

Net increase (decrease) in net assets resulting from share transactions	(15,344,292)	23,814,111	140,121,936

TOTAL INCREASE (DECREASE)	(14,435,071)	26,150,830	144,970,247

Net assets:

Beginning of period	63,403,072	135,760,415	270,951,098

End of period	$48,968,001	$161,911,245	$415,921,345

Accumulated undistributed (distributions in excess of) net investment income	$ 54,363	$ 22,054	$ (89,533)

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TAX-FREE FUNDS

Statements of Changes in Net Assets (continued)
For the Period Ended October 31, 2000

	Short Duration Tax-Free Fund	Municipal Income Fund	High Yield Municipal Fund(a)

From operations:

Net investment income	$ 3,239,231	$ 5,434,230	$ 6,720,929
Net realized loss from investment transactions	(1,858,014)	(3,726,026)	(113,186)
Net change in unrealized loss on investments and futures	1,586,556	7,097,154	3,133,924

Net increase in net assets resulting from operations	2,967,773	8,805,358	9,741,667

Distributions to shareholders:

From net investment income
Class A shares	(764,966)	(3,864,770)	(2,674,522)
Class B shares	(59,596)	(348,460)	(216,620)
Class C shares	(50,244)	(140,401)	(211,770)
Institutional shares	(2,197,395)	(1,061,636)	(3,482,951)
Service shares	(4,258)	(75)	—

Total distributions to shareholders	(3,076,459)	(5,415,342)	(6,585,863)

From share transactions:

Proceeds from sales of shares	40,233,250	80,085,799	280,865,789
Reinvestment of dividends and distributions	2,739,855	3,515,556	4,705,364
Cost of shares repurchased	(84,129,566)	(71,586,244)	(17,775,859)

Net increase (decrease) in net assets resulting from share transactions	(41,156,461)	12,015,111	267,795,294

TOTAL INCREASE (DECREASE)	(41,265,147)	15,405,127	270,951,098

Net assets:

Beginning of period	104,668,219	120,355,288	—

End of period	$ 63,403,072	$135,760,415	$270,951,098

Accumulated undistributed (distributions in excess of) net investment income	$ 26,644	$ (20,336)	$ 219,849

(a)	Commencement date of operations was April 3, 2000.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TAX-FREE FUNDS

Notes to Financial Statements
April 30, 2001 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes the Goldman Sachs Short Duration Tax-Free Fund (Short Duration Tax-Free), the Goldman Sachs Municipal Income Fund (Municipal Income) and the Goldman Sachs High Yield Municipal Fund (High Yield Municipal), collectively “the Funds” or individually a “Fund.” Short Duration Tax-Free and Municipal Income are diversified portfolios offering five classes of shares — Class A, Class B, Class C, Institutional and Service. High Yield Municipal is a non-diversified portfolio offering four classes of shares — Class A, Class B, Class C and Institutional.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A.  Investment Valuation — Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost which approximates value.

B.  Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued. Market premiums and original issue discounts resulting from the purchase of long-term debt securities are amortized to interest income over the life of the security with a corresponding adjustment to the cost basis of the security.

        Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

        In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the “Guide”). The revised version of the Guide is effective November 1, 2001 for the Funds and will require the Funds to amortize/accrete all premiums and discounts on debt securities. The Funds currently do not amortize/accrete all such premiums and discounts. Upon adoption, the Funds will be required to record the cumulative effect of this change. The cumulative effect would have impacted net investment income and realized and unrealized gains and losses but would not have impacted net assets or net asset value. Based on securities held as of April 30, 2001, the cumulative effect resulted in an approximate reduction in the cost of securities and an approximate increase in net unrealized gain (loss) of $164,138 for the Short Duration Tax-Free Fund. The cumulative effect was immaterial for the Municipal Income and High Yield Municipal Funds.

GOLDMAN SACHS TAX-FREE FUNDS

Notes to Financial Statements (continued)
April 30, 2001 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company tax-exempt and taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

        The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a portfolio’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

        The Short Duration Tax-Free, Municipal Income and High Yield Municipal Funds, at their most recent tax year-ends of October 31, 2000, had approximately the following amount of capital loss carryforwards for U.S. federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

Fund	Amount	Years of Expiration

Short Duration Tax-Free	$5,701,000	2002-2008

Municipal Income	5,771,000	2007-2008

High Yield Municipal	114,000	2008

At April 30, 2001 the Funds’ aggregate unrealized gains and losses based on cost for federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain

Short Duration Tax-Free	$ 46,485,021	$ 835,445	$ 24,375	$ 811,070

Municipal Income	154,182,713	5,704,942	119,489	5,585,453

High Yield Municipal	389,404,721	8,799,206	2,723,821	6,075,385

D.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.

        Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service plans. Shareholders of Service shares bear all expenses and fees paid to service organizations. Each class of shares of the Funds separately bears its respective class-specific Transfer Agency fees.

E.  Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into those transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

GOLDMAN SACHS TAX-FREE FUNDS

3. AGREEMENTS

Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as each Fund’s investment adviser pursuant to Investment Management Agreements (the “Agreements”). Under the Agreements, GSAM, subject to the general supervision of the Trust’s Board of Trustees, manages the Funds’ portfolios. As compensation for the services rendered pursuant to the Agreements and the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly at an annual rate equal to .40%, .55% and .55% of the average daily net assets of Short Duration Tax-Free, Municipal Income and High Yield Municipal, respectively. GSAM has voluntarily agreed to waive a portion of its Management fee equal annually to .05% of the average daily net assets of Short Duration Tax-Free and Municipal Income. For the six months ended April 30, 2001, GSAM waived approximately $15,000 and $38,000 of its Management fee attributable to the Short Duration Tax-Free and Municipal Income Funds, respectively. GSAM may discontinue or modify these waivers in the future at its discretion.

        GSAM has voluntarily agreed to limit “Other Expenses” (excluding Management, Distribution and Service fees, Transfer Agent fees and Service share fees, taxes, interest, brokerage, litigation, indemnification costs and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, .00% of the average daily net assets of each Fund. For the six months ended April 30, 2001, Goldman Sachs has agreed to reimburse approximately $119,000, $193,000 and $185,000 to Short Duration Tax-Free, Municipal Income and High Yield Municipal, respectively. In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. For the six months ended April 30, 2001, custody fees were reduced by approximately $1,000, $4,000 and $7,000 for Short Duration Tax-Free, Municipal Income and High Yield Municipal, respectively.

        Goldman Sachs serves as the Distributor of shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges and has advised the Funds that it retained approximately $4,000, $25,000 and $34,000 during the six months ended April 30, 2001 for Short Duration Tax-Free, Municipal Income and High Yield Municipal, respectively.

        The Trust, on behalf of each Fund, has adopted Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee from each Fund for distribution and shareholder maintenance services equal, on an annual basis, to .25%, 1.00% and 1.00% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Goldman Sachs has voluntarily agreed to waive a portion of the Distribution and Service fees equal to .15% of the average daily net assets attributable to the Class B shares of Short Duration Tax-Free. For the six months ended April 30, 2001, Goldman Sachs has waived approximately $1,000 of the Distribution and Service fees attributable to the Class B shares of Short Duration Tax-Free. Goldman Sachs may discontinue or modify this waiver in the future at its discretion.

        Goldman Sachs also serves as the Transfer Agent of the Funds for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: .19% of the average daily net assets for Class A, Class B and Class C shares and .04% of the average daily net assets for Institutional and Service shares.

        The Trust, on behalf of the Funds, has adopted Service Plans. These plans allow for Service shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans provide for compensation to the service organizations in an amount up to, on an annual basis, .50% of the average daily net assets of the Service share class.

GOLDMAN SACHS TAX-FREE FUNDS

Notes to Financial Statements (continued)
April 30, 2001 (Unaudited)

3. AGREEMENTS (continued)

At April 30, 2001, the amounts owed to affiliates were as follows (in thousands):

Fund	Management Fees	Distribution and Service Fees	Transfer Agent Fees	Total

Short Duration Tax-Free	$ 14	$ 7	$ 4	$ 25

Municipal Income	68	28	16	112

High Yield Municipal	177	69	41	287

4. PORTFOLIO SECURITIES TRANSACTIONS

Cost of purchases and proceeds of sales and maturities of long-term securities for the six months ended April 30, 2001, were as follows:

Fund	Purchases	Sales and Maturities

Short Duration Tax-Free	$ 11,546,632	$ 29,256,697

Municipal Income	45,361,690	18,457,869

High Yield Municipal	243,835,973	117,063,105

Futures Contracts — The Funds may enter into futures transactions in order to hedge against changes in interest rates, securities prices or to seek to increase total return. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.

        The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. As of April 30, 2001, the Funds had no open futures contracts.

GOLDMAN SACHS TAX-FREE FUNDS

5. LINE OF CREDIT FACILITY

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment which has not been utilized. During the period ended April 30, 2001, the Funds did not have any borrowings under this facility.

GOLDMAN SACHS TAX-FREE FUND

Notes to Financial Statements (continued)
April 30, 2001 (Unaudited)

6. SUMMARY OF SHARE TRANSACTIONS

Share activity for the six months ended April 30, 2001, is as follows:

	Short Duration Tax-Free Fund		Municipal Income Fund		High Yield Municipal Fund

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	665,885	$ 6,716,388	919,943	$13,616,144	9,080,587	$ 93,148,870
Reinvestment of dividends and distributions	36,749	369,790	81,267	1,202,830	385,598	3,969,312
Shares repurchased	(598,143)	(6,039,417)	(613,941)	(9,087,583)	(1,101,065)	(11,299,525)

	104,491	1,046,761	387,269	5,731,391	8,365,120	85,818,657

Class B Shares
Shares sold	57,915	579,249	123,833	1,823,268	1,254,294	12,919,851
Reinvestment of dividends and distributions	2,429	24,413	6,807	100,731	15,453	159,098
Shares repurchased	(75,194)	(750,345)	(77,600)	(1,144,696)	(32,090)	(329,795)

	(14,850)	(146,683)	53,040	779,303	1,237,657	12,749,154

Class C Shares
Shares sold	89,214	898,409	120,231	1,783,583	622,467	6,417,137
Reinvestment of dividends and distributions	1,844	18,531	3,116	46,167	13,852	142,431
Shares repurchased	(150,153)	(1,511,698)	(14,638)	(215,771)	(154,203)	(1,583,893)

	(59,095)	(594,758)	108,709	1,613,979	482,116	4,975,675

Institutional Shares
Shares sold	592,025	5,933,520	2,023,209	30,123,585	4,616,407	47,596,551
Reinvestment of dividends and distributions	68,073	683,572	67,892	1,005,766	316,615	3,257,610
Shares repurchased	(2,207,867)	(22,267,571)	(1,042,716)	(15,439,951)	(1,383,571)	(14,275,711)

	(1,547,769)	(15,650,479)	1,048,385	15,689,400	3,549,451	36,578,450

Service Shares
Shares sold	—	—	—	—	—	—
Reinvestment of dividends and distributions	87	867	3	38	—	—
Shares repurchased	—	—	—	—	—	—

	87	867	3	38	—	—

NET INCREASE (DECREASE)	(1,517,136)	$(15,344,292)	1,597,406	$23,814,111	13,634,344	$140,121,936

GOLDMAN SACHS TAX-FREE FUNDS

6. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the period ended October 31, 2000 is as follows:

	Short Duration Tax-Free Fund		Municipal Income Fund		High Yield Municipal Fund(a)

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,429,061	$14,158,184	1,459,722	$20,597,662	11,795,688	$118,792,026
Reinvestment of dividends	61,033	603,904	191,228	2,709,304	214,789	2,175,691
Shares repurchased	(1,840,411)	(18,200,018)	(3,430,652)	(48,801,784)	(55,946)	(566,263)

	(350,317)	(3,437,930)	(1,779,702)	(25,494,818)	11,954,531	120,401,454

Class B Shares
Shares sold	114,756	1,136,777	120,980	1,719,123	983,035	9,879,692
Reinvestment of dividends	5,117	50,608	13,617	193,109	10,341	104,662
Shares repurchased	(117,497)	(1,162,894)	(191,984)	(2,717,542)	(7,426)	(75,476)

	2,376	24,491	(57,387)	(805,310)	985,950	9,908,878

Class C Shares
Shares sold	859,615	8,497,010	47,670	675,889	1,003,539	10,089,541
Reinvestment of dividends	4,545	44,937	6,044	85,736	11,351	114,888
Shares repurchased	(913,667)	(9,024,714)	(137,596)	(1,948,663)	(11,504)	(116,917)

	(49,507)	(482,767)	(83,882)	(1,187,038)	1,003,386	10,087,512

Institutional Shares
Shares sold	1,666,736	16,441,279	3,975,555	57,093,125	14,123,517	142,104,530
Reinvestment of dividends	205,961	2,036,211	36,894	527,332	228,137	2,310,123
Shares repurchased	(5,626,694)	(55,610,594)	(1,271,084)	(18,118,255)	(1,681,819)	(17,017,203)

	(3,753,997)	(37,133,104)	2,741,365	39,502,202	12,669,835	127,397,450

Service Shares
Reinvestment of dividends	425	4,195	6	75	—	—
Shares repurchased	(13,384)	(131,346)	—	—	—	—

	(12,959)	(127,151)	6	75	—	—

NET INCREASE (DECREASE)	(4,164,404)	$(41,156,461)	820,400	$12,015,111	26,613,702	$267,795,294

(a)	Commencement date of operations was April 3, 2000.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders

	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	In excess of net investment income	Total distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2001 - Class A Shares	$ 9.94	$0.20	(c)	$0.14	$0.34	$(0.20)	$ —	$(0.20)
2001 - Class B Shares	9.94	0.17	(c)	0.13	0.30	(0.17)	—	(0.17)
2001 - Class C Shares	9.94	0.17	(c)	0.12	0.29	(0.16)	—	(0.16)
2001 - Institutional Shares	9.94	0.22	(c)	0.13	0.35	(0.22)	—	(0.22)
2001 - Service Shares	9.92	0.20	(c)	0.12	0.32	(0.19)	—	(0.19)

FOR THE YEARS ENDED OCTOBER 31,

2000 - Class A Shares	9.93	0.39	(c)	(0.01)	0.38	(0.37)	—	(0.37)
2000 - Class B Shares	9.93	0.33	(c)	(0.01)	0.32	(0.31)	—	(0.31)
2000 - Class C Shares	9.93	0.32	(c)	(0.01)	0.31	(0.30)	—	(0.30)
2000 - Institutional Shares	9.93	0.43	(c)	(0.01)	0.42	(0.41)	—	(0.41)
2000 - Service Shares	9.92	0.38	(c)	(0.02)	0.36	(0.36)	—	(0.36)

1999 - Class A Shares	10.19	0.34		(0.24)	0.10	(0.34)	(0.02)	(0.36)
1999 - Class B Shares	10.18	0.28		(0.23)	0.05	(0.28)	(0.02)	(0.30)
1999 - Class C Shares	10.18	0.26		(0.22)	0.04	(0.26)	(0.03)	(0.29)
1999 - Institutional Shares	10.18	0.38		(0.23)	0.15	(0.39)	(0.01)	(0.40)
1999 - Administration Shares (d)	10.18	0.26	(c)	(0.12)	0.14	(0.27)	—	(0.27)
1999 - Service Shares	10.18	0.33	(c)	(0.24)	0.09	(0.33)	(0.02)	(0.35)

1998 - Class A Shares	10.08	0.36	(c)	0.13	0.49	(0.38)	—	(0.38)
1998 - Class B Shares	10.08	0.30	(c)	0.12	0.42	(0.32)	—	(0.32)
1998 - Class C Shares	10.07	0.28	(c)	0.14	0.42	(0.31)	—	(0.31)
1998 - Institutional Shares	10.07	0.39	(c)	0.13	0.52	(0.41)	—	(0.41)
1998 - Administration Shares	10.07	0.36	(c)	0.13	0.49	(0.38)	—	(0.38)
1998 - Service Shares	10.07	0.34	(c)	0.13	0.47	(0.36)	—	(0.36)

1997 - Class A Shares (commenced May 1)	9.94	0.20	(c)	0.14	0.34	(0.20)	—	(0.20)
1997 - Class B Shares (commenced May 1)	9.94	0.16	(c)	0.14	0.30	(0.16)	—	(0.16)
1997 - Class C Shares (commenced August 15)	10.04	0.07	(c)	0.03	0.10	(0.07)	—	(0.07)
1997 - Institutional Shares	9.96	0.42	(c)	0.11	0.53	(0.42)	—	(0.42)
1997 - Administration Shares	9.96	0.39	(c)	0.11	0.50	(0.39)	—	(0.39)
1997 - Service Shares	9.97	0.37	(c)	0.10	0.47	(0.37)	—	(0.37)

1996 - Institutional Shares	9.94	0.42	(c)	0.02	0.44	(0.42)	—	(0.42)
1996 - Administration Shares	9.94	0.39	(c)	0.02	0.41	(0.39)	—	(0.39)
1996 - Service Shares	9.95	0.37	(c)	0.02	0.39	(0.37)	—	(0.37)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Administration Class shares were liquidated on July 20, 1999. Ending net asset value shown as of July 20, 1999.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

								Ratios assuming no expense reductions

Net asset value, end of period		Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$10.08		3.43%	$20,762	0.79	% (b)	4.10	% (b)	1.25	% (b)	3.64	% (b)	20%
10.07		3.02	1,903	1.39	(b)	3.50	(b)	2.00	(b)	2.89	(b)	20
10.07		2.94	1,007	1.54	(b)	3.35	(b)	2.00	(b)	2.89	(b)	20
10.07		3.53	25,251	0.39	(b)	4.50	(b)	0.85	(b)	4.04	(b)	20
10.05		3.28	45	0.89	(b)	4.01	(b)	1.35	(b)	3.55	(b)	20

9.94		3.93	19,451	0.79		3.95		1.19		3.55		66
9.94		3.31	2,026	1.39		3.36		1.94		2.81		66
9.94		3.15	1,581	1.54		3.19		1.94		2.79		66
9.94		4.34	40,301	0.39		4.36		0.79		3.96		66
9.92		3.72	44	0.89		3.86		1.29		3.46		66

9.93		1.00	22,903	0.79		3.37		1.06		3.10		147
9.93		0.49	2,000	1.39		2.80		1.81		2.38		147
9.93		0.34	2,070	1.54		2.62		1.81		2.35		147
9.93		1.50	77,522	0.39		3.79		0.66		3.52		147
10.05	(d)	1.37	—	0.64	(b)	3.56	(b)	0.91	(b)	3.29	(b)	147
9.92		0.89	173	0.89		3.23		1.16		2.96		147

10.19		4.97	19,881	0.71		3.54		1.74		2.51		141
10.18		4.25	974	1.31		3.06		2.27		2.10		141
10.18		4.19	2,256	1.46		2.82		2.27		2.01		141
10.18		5.25	57,647	0.45		3.92		1.26		3.11		141
10.18		4.99	525	0.70		3.58		1.51		2.77		141
10.18		4.73	2,560	0.95		3.44		1.76		2.63		141

10.08		3.39	4,023	0.70	(b)	3.81	(b)	1.73	(b)	2.78	(b)	195
10.08		3.07	106	1.30	(b)	3.31	(b)	2.23	(b)	2.38	(b)	195
10.07		0.97	2	1.45	(b)	2.60	(b)	2.23	(b)	1.82	(b)	195
10.07		5.40	28,821	0.45		4.18		1.23		3.40		195
10.07		5.14	77	0.70		3.91		1.48		3.13		195
10.07		4.77	2,051	0.95		3.66		1.73		2.88		195

9.96		4.50	34,814	0.45		4.21		1.01		3.65		232
9.96		4.24	48	0.70		3.96		1.26		3.40		232
9.97		3.98	695	0.95		3.74		1.51		3.18		232

GOLDMAN SACHS MUNICIPAL INCOME FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
		Income (loss) from investment operations				Distributions to shareholders
	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	In excess of net investment income	From net realized gain	Total distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2001 - Class A Shares	$14.48	$0.33	(c)	$0.28	$0.61	$(0.33)	$ —	$ —	$(0.33)
2001 - Class B Shares	14.49	0.28	(c)	0.27	0.55	(0.28)	—	—	(0.28)
2001 - Class C Shares	14.50	0.28	(c)	0.26	0.54	(0.27)	—	—	(0.27)
2001 - Institutional Shares	14.48	0.37	(c)	0.27	0.64	(0.36)	—	—	(0.36)
2001 - Service Shares	14.53	0.34	(c)	0.27	0.61	(0.32)	—	—	(0.32)

FOR THE YEARS ENDED OCTOBER 31,

2000 - Class A Shares	14.07	0.67	(c)	0.41	1.08	(0.67)	—	—	(0.67)
2000 - Class B Shares	14.08	0.57	(c)	0.40	0.97	(0.56)	—	—	(0.56)
2000 - Class C Shares	14.08	0.57	(c)	0.41	0.98	(0.56)	—	—	(0.56)
2000 - Institutional Shares	14.07	0.72	(c)	0.42	1.14	(0.73)	—	—	(0.73)
2000 - Service Shares	14.09	0.68	(c)	0.42	1.10	(0.66)	—	—	(0.66)

1999 - Class A Shares	15.47	0.63		(1.29)	(0.66)	(0.65)	—	(0.09)	(0.74)
1999 - Class B Shares	15.47	0.51		(1.28)	(0.77)	(0.52)	(0.01)	(0.09)	(0.62)
1999 - Class C Shares	15.47	0.51		(1.28)	(0.77)	(0.51)	(0.02)	(0.09)	(0.62)
1999 - Institutional Shares	15.47	0.70		(1.30)	(0.60)	(0.70)	(0.01)	(0.09)	(0.80)
1999 - Service Shares	15.48	0.65		(1.32)	(0.67)	(0.63)	—	(0.09)	(0.72)

1998 - Class A Shares	14.99	0.65		0.50	1.15	(0.64)	—	(0.03)	(0.67)
1998 - Class B Shares	15.00	0.53		0.49	1.02	(0.52)	—	(0.03)	(0.55)
1998 - Class C Shares	14.99	0.53		0.50	1.03	(0.52)	—	(0.03)	(0.55)
1998 - Institutional Shares	15.00	0.68		0.50	1.18	(0.68)	—	(0.03)	(0.71)
1998 - Service Shares	14.99	0.64		0.49	1.13	(0.61)	—	(0.03)	(0.64)

1997 - Class A Shares	14.37	0.67		0.62	1.29	(0.67)	—	—	(0.67)
1997 - Class B Shares	14.37	0.56		0.63	1.19	(0.56)	—	—	(0.56)
1997 - Class C Shares (commenced August 15)	14.85	0.12		0.14	0.26	(0.12)	—	—	(0.12)
1997 - Institutional Shares (commenced August 15)	14.84	0.15		0.16	0.31	(0.15)	—	—	(0.15)
1997 - Service Shares (commenced August 15)	14.84	0.14		0.15	0.29	(0.14)	—	—	(0.14)

1996 - Class A Shares	14.17	0.65		0.20	0.85	(0.65)	—	—	(0.65)
1996 - Class B Shares (commenced May 1)	14.03	0.27		0.34	0.61	(0.27)	—	—	(0.27)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.

(c)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS MUNICIPAL INCOME FUND
							Ratios assuming no expense reductions
Net asset value, end of period	Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$14.76	4.23%	$74,305	0.94	% (b)	4.54	% (b)	1.30	% (b)	4.18	% (b)	13%
14.76	3.77	9,726	1.69	(b)	3.79	(b)	2.05	(b)	3.43	(b)	13
14.77	3.84	4,959	1.69	(b)	3.79	(b)	2.05	(b)	3.43	(b)	13
14.76	4.43	72,919	0.54	(b)	4.94	(b)	0.90	(b)	4.58	(b)	13
14.82	4.24	2	1.04	(b)	4.61	(b)	1.40	(b)	4.25	(b)	13

14.48	7.87	67,315	0.94		4.74		1.28		4.40		67
14.49	7.07	8,776	1.69		3.99		2.03		3.65		67
14.50	7.07	3,292	1.69		3.99		2.03		3.65		67
14.48	8.30	56,376	0.54		5.10		0.88		4.76		67
14.53	7.98	1	1.04		4.82		1.38		4.48		67

14.07	(4.46)	90,443	0.94		4.15		1.14		3.95		70
14.08	(5.10)	9,334	1.69		3.40		1.89		3.20		70
14.08	(5.10)	4,379	1.69		3.40		1.89		3.20		70
14.07	(4.07)	16,197	0.54		4.58		0.74		4.38		70
14.09	(4.49)	2	1.04		4.35		1.24		4.15		70

15.47	7.79	91,158	0.87		4.25		1.64		3.48		57
15.47	6.91	6,722	1.62		3.44		2.16		2.90		57
15.47	6.98	2,862	1.62		3.38		2.16		2.84		57
15.47	8.00	6,154	0.58		4.41		1.12		3.87		57
15.48	7.68	2	1.08		4.21		1.62		3.67		57

14.99	9.23	64,553	0.85		4.60		1.62		3.83		153
15.00	8.48	1,750	1.60		3.74		2.12		3.22		153
14.99	1.75	130	1.60	(b)	3.24	(b)	2.12	(b)	2.72	(b)	153
15.00	2.10	351	0.60	(b)	4.41	(b)	1.12	(b)	3.89	(b)	153
14.99	1.93	2	1.10	(b)	4.24	(b)	1.62	(b)	3.72	(b)	153

14.37	6.13	52,267	0.85		4.58		1.55		3.88		344
14.37	4.40	255	1.60	(b)	3.55	(b)	2.05	(b)	3.10	(b)	344

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
		Income from investment operations			Distributions to shareholders
	Net asset value at beginning of period	Net investment income (c)	Net realized and unrealized gain	Total from investment operations	From net investment income

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2001 - Class A Shares	$10.18	$0.30	$0.16	$0.46	$(0.31)
2001 - Class B Shares	10.18	0.27	0.15	0.42	(0.27)
2001 - Class C Shares	10.18	0.26	0.16	0.42	(0.27)
2001 - Institutional Shares	10.18	0.32	0.16	0.48	(0.33)

FOR THE PERIOD ENDED OCTOBER 31,

2000 - Class A Shares (commenced April 3)	10.00	0.33	0.17	0.50	(0.32)
2000 - Class B Shares (commenced April 3)	10.00	0.29	0.17	0.46	(0.28)
2000 - Class C Shares (commenced April 3)	10.00	0.29	0.17	0.46	(0.28)
2000 - Institutional Shares (commenced April 3)	10.00	0.36	0.16	0.52	(0.34)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

					Ratios assuming no expense reductions
Net asset value, end of period	Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets (b)	Ratio of net investment income to average net assets (b)	Ratio of expenses to average net assets (b)	Ratio of net investment income to average net assets (b)	Portfolio turnover rate

$10.33	4.59%	$209,977	0.99%	5.91%	1.11%	5.79%	36%
10.33	4.20	22,980	1.74	5.14	1.86	5.02	36
10.33	4.20	15,352	1.74	5.16	1.86	5.04	36
10.33	4.80	167,612	0.59	6.33	0.71	6.21	36

10.18	5.06	121,702	0.99	5.71	1.27	5.43	52
10.18	4.60	10,039	1.74	4.99	2.02	4.71	52
10.18	4.60	10,213	1.74	4.95	2.02	4.67	52
10.18	5.30	128,997	0.59	6.14	0.87	5.86	52

F U N D S   P R O F I L E

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and more than $280 billion in assets under management, our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

[1] An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Goldman Sachs Research Select FundSM ,

Internet Tollkeeper FundSM and the CORESM Funds are service marks of Goldman, Sachs & Co.

*Goldman Sachs International Growth Opportunities Fund was formerly Goldman Sachs International Small Cap Fund.

GOLDMAN SACHS ASSET MANAGEMENT 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES

Ashok N. Bakhru, *Chairman*
David B. Ford
Douglas C. Grip
Patrick T. Harker
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel

OFFICERS

Douglas C. Grip, *President*
Jesse H. Cole, *Vice President*
James A. Fitzpatrick, *Vice President*
John M. Perlowski, *Treasurer*
Peter W. Fortner, *Assistant Treasurer*
Philip V. Giuca, Jr., *Assistant Treasurer*
Howard B. Surloff, *Secretary*
Amy E. Belanger, *Assistant Secretary*
Valerie A. Zondorak, *Assistant Secretary*

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser

Visit our internet address: www.gs.com/funds

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman Sachs & Co. is the distributor of the Funds.

Under normal conditions, the Short Duration Tax-Free Fund will invest at least 80% of its net assets in tax-exempt securities. Although it does not expect to do so, the Fund may invest up to 20% of its net assets in private activity bonds that may subject certain investors to the federal alternative minimum tax. Investment income may be subject to state income taxes.

The Municipal Income Fund may include securities whose income may be subject to the federal alternative minimum tax and state income taxes.

Income from the High Yield Municipal Fund may be subject to state and local income taxes and the alternative minimum tax. Also, market discount over a de minimus threshold is subject to federal taxes. High yield, lower rated securities involve greater price volatility and present greater risks than higher rated fixed income securities. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

Copyright 2001 Goldman, Sachs & Co. All rights reserved. Date of first use: June 29, 2001 / 01-923

FI/TFSAR / 6.4K /06-01